UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07732

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2023

Date of reporting period: September 30, 2022

ITEM 1. REPORTS TO STOCKHOLDERS.

SEP    09.30.22

SEMI-ANNUAL REPORT

ALLIANCEBERNSTEIN

GLOBAL HIGH INCOME FUND

(NYSE: AWF)

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We’re pleased to provide this report for AllianceBernstein Global High Income Fund, Inc. (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

At AB, we’re striving to help our clients achieve better outcomes by:

+	Fostering diverse perspectives that give us a distinctive approach to navigating global capital markets

+	Applying differentiated investment insights through a connected global research network

+	Embracing innovation to design better ways to invest and leading-edge mutual-fund solutions

Whether you’re an individual investor or a multibillion-dollar institution, we’re putting our knowledge and experience to work for you every day.

For more information about AB’s comprehensive range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in AB mutual funds—and for placing your trust in our firm.

Sincerely,

Onur Erzan

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 1

SEMI-ANNUAL REPORT

November 10, 2022

This report provides management’s discussion of fund performance for AllianceBernstein Global High Income Fund, Inc. for the semi-annual reporting period ended September 30, 2022. The Fund is a closed-end fund and its shares of common stock trade on the New York Stock Exchange.

The Fund seeks high current income and, secondarily, capital appreciation.

RETURNS AS OF SEPTEMBER 30, 2022 (unaudited)

	6 Months	12 Months

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND (NAV)	-12.35%	-15.96%

Primary Benchmark: Bloomberg Global High Yield Index (USD hedged)	-11.79%	-16.64%

Blended Benchmark: 33% JPM GBI-EM / 33% JPM EMBI Global / 33% Bloomberg US Corporate HY 2% Issuer Capped Index	-11.68%	-16.70%

The Fund’s market price per share on September 30, 2022, was $8.88. The Fund’s NAV per share on September 30, 2022, was $10.14. The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the Financial Highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America. For additional financial highlights, please see pages 123-124.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared with its primary benchmark, the Bloomberg Global High Yield Index (USD hedged), as well as its blended benchmark for the six- and 12-month periods ended September 30, 2022. The blended benchmark is composed of equal weightings of the JPMorgan Government Bond Index-Emerging Markets (“JPM GBI-EM”) (local currency-denominated), the JPMorgan Emerging Markets Bond Index Global (“JPM EMBI Global”) and the Bloomberg US Corporate High Yield (“HY”) 2% Issuer Capped Index.

During the six-month period, the Fund underperformed its primary and blended benchmarks. Security selection was the largest detractor, relative to the primary benchmark, mostly from selection within high-yield corporate bonds in the US and eurozone, and emerging-market sovereign and corporate bonds, while gains within commercial mortgage-backed securities (“CMBS”) and US investment-grade corporate bonds partially offset losses. Sector allocation also detracted, as utilization of credit default swaps, collateralized loan obligations and an overweight to US high-yield corporate bonds were mostly offset by an underweight to emerging-market sovereign bonds, exposure to agency risk-sharing transactions, CMBS and US Treasuries. Country allocation was a minor detractor, as an underweight to the eurozone was partially offset by exposure to Colombia.

2 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

Yield-curve positioning contributed to performance, mostly from positioning on the shorter and longer ends of the curve in the US, which offset a loss from an underweight to the five-year part of the curve in the eurozone. Currency selection was a minor contributor to performance, from a short position in the euro.

During the 12-month period, the Fund outperformed its primary and blended benchmarks. Yield-curve positioning was the main contributor to performance, as positioning on the shorter end of the curve in the US offset a loss from an underweight to the five-year part of the curve in the eurozone. Sector allocation also contributed, as gains from underweights to emerging-market sovereign and corporate bonds, exposure to agency risk-sharing transactions, CMBS and US Treasuries were greater than losses from the use of credit default swaps, an overweight to US high-yield corporate bonds and exposure to collateralized loan obligations. Security selection also added, as gains from selection within CMBS were greater than losses among emerging-market sovereign and corporate bonds, and high-yield corporate bonds in the US and eurozone. A currency short in the euro was a minor contributor to performance. Country allocation detracted, as losses from an underweight to the eurozone and an overweight to the US were partially offset by a gain from exposure to Colombia.

During both periods, the Fund utilized interest rate swaps and futures to manage and hedge duration risk and/or to take active yield-curve positioning. Currency forwards and currency options, both written and purchased, were used to hedge foreign currency exposure and/or to take active currency risk. Interest rate swaptions were used to take active yield-curve positioning. Credit default swaps were used to effectively obtain high-yield credit/sector exposure. Total return swaps were used to take active credit risk.

The utilization of leverage on behalf of the Fund detracted, relative to the benchmark, for both periods. As the benchmark generated negative returns in excess of borrowing rates over both periods, the utilization of leverage detracted from the Fund’s absolute returns.

MARKET REVIEW AND INVESTMENT STRATEGY

During the six-month period ended September 30, 2022, fixed-income government bond market yields rose and bond prices fell sharply in most markets except Japan. Major central banks escalated the process of raising interest rates and ending bond purchases. Relative developed-market government bond returns were led by Japan and trailed significantly in the UK. Securitized assets generally outperformed corporate bonds. Global investment-grade corporate bonds—which typically have longer maturities and are more sensitive to changes in yields than high-yield corporates—trailed global treasuries in both the US and eurozone. High-yield corporate

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 3

bonds also lagged government bonds, except in the eurozone, as investors began to factor in slower economic growth in the mostly risk-off environment. Emerging-market corporate bonds generally outperformed developed-market corporates, while emerging-market sovereign bonds trailed global treasuries. Emerging-market local-currency bonds underperformed the most as the US dollar advanced against the vast majority of developed- and emerging-market currencies. Brent crude oil prices fell as global growth began to slow.

The Fund’s Investment Management Team (the “Team”) seeks to generate high current income and, secondarily, capital appreciation. The Fund is a globally diversified portfolio that takes full advantage of the Team’s best research ideas by pursuing high-income opportunities across all fixed-income sectors. The Fund invests primarily (and without limit) in corporate debt securities from US and non-US issuers, as well as government bonds from both developing and developed countries, including the US. Under normal market conditions, the Fund invests substantially in lower-rated bonds, but may also invest in investment-grade and unrated debt securities.

INVESTMENT POLICIES

The Fund invests without limit in securities denominated in non-US currencies as well as those denominated in the US dollar. The Fund may also invest, without limit, in sovereign debt securities issued by emerging and developed nations and in debt securities of US and non-US corporate issuers. For more information regarding the Fund’s risks, please see “Disclosures and Risks” on pages 5-8 and “Note E—Risks Involved in Investing in the Fund” of the Notes to Financial Statements on pages 117-121.

4 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

DISCLOSURES AND RISKS

AllianceBernstein Global High Income Fund

Shareholder Information

Weekly comparative net asset value (“NAV”) and market price information about the Fund is published each Saturday in Barron’s and in other newspapers in a table called “Closed-End Funds.” Daily NAV and market price information, and additional information regarding the Fund, is available at www.abfunds.com and www.nyse.com. For additional shareholder information regarding this Fund, please see pages 125-126.

Benchmark Disclosure

All indices are unmanaged and do not reflect fees and expenses associated with the active management of a fund portfolio. The Bloomberg Global High Yield Index (USD hedged) represents non-investment grade fixed-income securities of companies in the US, and developed and emerging markets, hedged to the US dollar. The JPM® GBI-EM represents the performance of local currency government bonds issued by emerging markets. The JPM EMBI Global (market-capitalization weighted) represents the performance of US dollar-denominated Brady bonds, Eurobonds and trade loans issued by sovereign and quasi-sovereign entities. The Bloomberg US Corporate HY 2% Issuer Capped Index is the 2% Issuer Capped component of the US Corporate High Yield Index, which represents the performance of fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million and at least one year to maturity. An investor cannot invest directly in an index, and its results are not indicative of the performance of any specific investment, including the Fund.

A Word About Risk

Market Risk: The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Global economies and financial markets are increasingly interconnected, which increases the probabilities that conditions in one country or region might adversely impact issuers in a different country or region. Conditions affecting the general economy, including political, social, or economic instability at the local, regional, or global level may also affect the market value of a security. Health crises, such as pandemic and epidemic diseases, as well as other incidents that interrupt the expected course of events, such as natural disasters, including fires, earthquakes and flooding, war or civil disturbance, acts of terrorism, power outages and other unforeseeable and external events, and the public response to or fear of such diseases or events, have had, and may in the future have, an adverse effect on the

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 5

DISCLOSURES AND RISKS (continued)

Fund’s investments and net asset value and can lead to increased market volatility. For example, the diseases or events themselves or any preventative or protective actions that governments may take in respect of such diseases or events may result in periods of business disruption, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the Fund’s portfolio companies. The occurrence and pendency of such diseases or events could adversely affect the economies and financial markets either in specific countries or worldwide.

Interest-Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to greater risk of rising interest rates than would normally be the case due to the end of a recent period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment-Grade Securities Risk: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

6 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

DISCLOSURES AND RISKS (continued)

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk: Investments in emerging-market countries may have more risk because the markets are less developed and less liquid and are subject to increased economic, political, regulatory or other uncertainties.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Leverage Risk: As a result of the Fund’s use of leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

Derivatives Risk: Investments in derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Illiquid Investments Risk: Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models,

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 7

DISCLOSURES AND RISKS (continued)

but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

Mortgage-Related and/or Other Asset-Backed Securities Risk: The Fund may invest in mortgage-backed and/or other asset-backed securities, including securities backed by mortgages and assets with an international or emerging-markets origination and securities backed by non-performing loans at the time of investment. Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that, in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by nongovernmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. All fees and expenses related to the operation of the Fund have been deducted. Performance assumes reinvestment of distributions and does not account for taxes. Historical performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the sale of fund shares and assumes the reinvestment of dividends and capital gains distributions at prices obtained pursuant to the Fund’s dividend reinvestment plan.

8 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2022 (unaudited)

	NAV Returns	Market Price

1 Year	-15.96%	-22.14%

5 Years	0.53%	-0.64%

10 Years	4.18%	2.46%

AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

SEPTEMBER 30, 2022 (unaudited)

	NAV Returns	Market Price

1 Year	-15.96%	-22.14%

5 Years	0.53%	-0.64%

10 Years	4.18%	2.46%

Performance assumes the reinvestment of dividends and capital gains distributions at prices obtained pursuant to the Fund’s dividend reinvestment plan.

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 9

PORTFOLIO SUMMARY

September 30, 2022 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $872.2

1

All data are as of September 30, 2022. The Fund’s security type breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” security type weightings represent 0.2% or less in the following: Asset-Backed Securities, Governments—Sovereign Bonds, Preferred Stocks, Rights and Warrants.

2

All data are as of September 30, 2022. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.6% or less in the following: Angola, Argentina, Australia, Bahrain, Belgium, Bermuda, Cayman Islands, Chile, China, Colombia, Czech Republic, Denmark, Ecuador, Egypt, El Salvador, Finland, Gabon, Ghana, Guatemala, Hong Kong, Indonesia, Ireland, Israel, Ivory Coast, Jamaica, Japan, Jersey (Channel Islands), Kuwait, Macau, Morocco, Netherlands, Nigeria, Norway, Oman, Panama, Peru, Senegal, South Africa, Sweden, Trinidad & Tobago, Turkey, Ukraine, Venezuela and Zambia.

10 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS

September 30, 2022 (unaudited)

		Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 58.2%
Industrial – 50.1%
Basic – 3.6%
Advanced Drainage Systems, Inc. 5.00%, 09/30/2027(a)	U.S.$	140	$128,496
Ahlstrom-Munksjo Holding 3 Oy 3.625%, 02/04/2028(a)	EUR	178	137,042
4.875%, 02/04/2028(a)	U.S.$	972	776,253
Arconic Corp. 6.125%, 02/15/2028(a)		83	73,163
ASP Unifrax Holdings, Inc. 5.25%, 09/30/2028(a)		851	654,619
7.50%, 09/30/2029(a)		246	162,360
Avient Corp. 7.125%, 08/01/2030(a)		575	532,959
Axalta Coating Systems LLC 3.375%, 02/15/2029(a)		507	397,088
Baffinland Iron Mines Corp./Baffinland Iron Mines LP 8.75%, 07/15/2026(a)		206	182,102
Big River Steel LLC/BRS Finance Corp. 6.625%, 01/31/2029(a)		171	157,823
Cerdia Finanz GmbH 10.50%, 02/15/2027(a)		419	344,245
Cheever Escrow Issuer LLC 7.125%, 10/01/2027(a)		755	679,952
Chemours Co. (The) 5.375%, 05/15/2027		13	11,313
5.75%, 11/15/2028(a)		232	189,683
Cleveland-Cliffs, Inc. 6.75%, 03/15/2026(a)		107	105,253
Commercial Metals Co. 4.125%, 01/15/2030		80	66,264
4.375%, 03/15/2032		80	63,205
Constellium SE 3.125%, 07/15/2029(a)	EUR	1,109	778,609
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 02/01/2026	U.S.$	333	310,596
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(a)		360	315,256
Domtar Corp. 6.75%, 10/01/2028(a)		221	170,179
Element Solutions, Inc. 3.875%, 09/01/2028(a)		993	799,717

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 11

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

ERP Iron Ore, LLC 9.039%, 12/31/2019(b)(c)(d)(e)(f)	U.S.$	240	$160,109
FMG Resources August 2006 Pty Ltd. 4.375%, 04/01/2031(a)		2,191	1,692,363
4.50%, 09/15/2027(a)		819	724,251
5.875%, 04/15/2030(a)		76	66,091
6.125%, 04/15/2032(a)		2,563	2,200,463
Glatfelter Corp. 4.75%, 11/15/2029(a)		355	203,418
Graham Packaging Co., Inc. 7.125%, 08/15/2028(a)		297	240,347
Graphic Packaging International LLC 3.75%, 02/01/2030(a)		1,724	1,432,954
Guala Closures SpA 3.25%, 06/15/2028(a)	EUR	1,841	1,427,047
Hecla Mining Co. 7.25%, 02/15/2028	U.S.$	282	262,277
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 07/01/2028(a)		852	708,580
INEOS Quattro Finance 1 PLC 3.75%, 07/15/2026(a)	EUR	101	76,218
INEOS Quattro Finance 2 PLC 3.375%, 01/15/2026(a)	U.S.$	426	354,949
INEOS Styrolution Group GmbH 2.25%, 01/16/2027(a)	EUR	1,008	760,676
Ingevity Corp. 3.875%, 11/01/2028(a)	U.S.$	995	822,912
Intelligent Packaging Holdco Issuer LP 9.00% (9.00% Cash or 9.75% PIK), 01/15/2026(a)(f)		611	489,471
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 09/15/2028(a)		518	412,681
Kleopatra Finco SARL 4.25%, 03/01/2026(a)(g)	EUR	1,061	835,081
Kobe US Midco 2, Inc. 9.25% (9.25% Cash or 10.00% PIK), 11/01/2026(a)(f)	U.S.$	1,300	1,016,187
LABL, Inc. 6.75%, 07/15/2026(a)		222	201,208
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018(b)(c)(d)(e)(h)		2,857	– 0	–
Mercer International, Inc. 5.125%, 02/01/2029		838	686,586

12 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Methanex Corp. 5.125%, 10/15/2027	U.S.$	163	$137,377
5.25%, 12/15/2029		213	169,684
Mineral Resources Ltd. 8.125%, 05/01/2027(a)		158	153,974
Natural Resource Partners LP/NRP Finance Corp. 9.125%, 06/30/2025(a)		80	81,789
Novelis Corp. 4.75%, 01/30/2030(a)		135	110,763
Olin Corp. 5.625%, 08/01/2029		329	292,133
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 04/01/2025(a)		228	201,680
Rimini Bidco SpA 6.25% (EURIBOR 3 Month + 5.25%), 12/14/2026(i)	EUR	912	754,606
SCIH Salt Holdings, Inc. 4.875%, 05/01/2028(a)	U.S.$	13	10,735
SCIL IV LLC/SCIL USA Holdings LLC 4.375%, 11/01/2026(a)	EUR	320	250,893
5.375%, 11/01/2026(a)(g)	U.S.$	1,039	808,028
Sealed Air Corp. 4.00%, 12/01/2027(a)		105	91,059
6.875%, 07/15/2033(a)		183	174,882
SPCM SA 3.125%, 03/15/2027(a)		655	572,940
3.375%, 03/15/2030(a)		951	741,984
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375%, 09/01/2025(a)		231	185,279
United States Steel Corp. 6.65%, 06/01/2037		37	30,721
6.875%, 03/01/2029		110	100,127
Valvoline, Inc. 4.25%, 02/15/2030(a)		794	750,589
Vibrantz Technologies, Inc. 9.00%, 02/15/2030(a)		3,758	2,447,078
WR Grace Holdings LLC 4.875%, 06/15/2027(a)		807	695,246
5.625%, 10/01/2024(a)		386	375,778
5.625%, 08/15/2029(a)		61	46,057

			30,993,448

Capital Goods – 3.2%
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(a)(f)	EUR	689	459,449

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 13

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

6.50% (6.50% Cash or 7.25% PIK), 06/30/2027(a)(f)	U.S.$	981	$675,698
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 4.00%, 09/01/2029(a)		985	719,871
6.00%, 06/15/2027(a)		684	648,090
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.125%, 08/15/2026(a)		2,663	2,215,210
5.25%, 04/30/2025(a)		212	197,906
5.25%, 08/15/2027(a)		235	149,929
Artera Services LLC 9.033%, 12/04/2025(a)		192	154,590
Bombardier, Inc. 6.00%, 02/15/2028(a)		51	42,782
7.125%, 06/15/2026(a)		217	199,248
7.50%, 12/01/2024(a)		223	221,586
7.50%, 03/15/2025(a)		1,841	1,790,495
7.875%, 04/15/2027(a)		1,814	1,669,057
Camelot Return Merger Sub, Inc. 8.75%, 08/01/2028(a)		215	177,779
Clean Harbors, Inc. 4.875%, 07/15/2027(a)		106	96,850
Cornerstone Building Brands, Inc. 6.125%, 01/15/2029(a)		237	133,694
Eco Material Technologies, Inc. 7.875%, 01/31/2027(a)		2,629	2,333,618
Energizer Holdings, Inc. 4.375%, 03/31/2029(a)		147	109,859
4.75%, 06/15/2028(a)		348	275,833
EnerSys 4.375%, 12/15/2027(a)		935	825,893
F-Brasile SpA/F-Brasile US LLC Series XR 7.375%, 08/15/2026(a)		957	748,476
FXI Holdings, Inc. 12.25%, 11/15/2026(a)		152	120,555
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026(a)		1,205	1,108,600
Granite US Holdings Corp. 11.00%, 10/01/2027(a)		507	480,380
Griffon Corp. 5.75%, 03/01/2028		603	518,195
Harsco Corp. 5.75%, 07/31/2027(a)		1,212	760,304
JELD-WEN, Inc. 4.625%, 12/15/2025(a)		128	103,735

14 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Madison IAQ LLC 5.875%, 06/30/2029(a)	U.S.$	640	$446,264
Masonite International Corp. 5.375%, 02/01/2028(a)		166	146,836
Mauser Packaging Solutions Holding Co. 5.50%, 04/15/2024(a)		224	212,534
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 02/01/2030(a)		30	22,338
New Enterprise Stone & Lime Co., Inc. 5.25%, 07/15/2028(a)		13	10,762
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 04/15/2030(a)		63	52,913
Owens-Brockway Glass Container, Inc. 6.625%, 05/13/2027(a)		165	149,842
Renk AG/Frankfurt am Main 5.75%, 07/15/2025(a)	EUR	1,560	1,401,176
Spirit AeroSystems, Inc. 4.60%, 06/15/2028	U.S.$	23	16,616
5.50%, 01/15/2025(a)		163	154,035
SPX FLOW, Inc. 8.75%, 04/01/2030(a)(g)		1,926	1,497,327
Stevens Holding Co., Inc. 6.125%, 10/01/2026(a)		141	137,714
Summit Materials LLC/Summit Materials Finance Corp. 5.25%, 01/15/2029(a)		203	178,620
Tervita Corp. 11.00%, 12/01/2025(a)		721	780,483
Titan Holdings II BV 5.125%, 07/15/2029(a)	EUR	649	501,103
TK Elevator Holdco GmbH 7.625%, 07/15/2028(a)	U.S.$	465	391,533
TK Elevator Midco GmbH 4.375%, 07/15/2027(a)	EUR	885	728,926
TK Elevator US Newco, Inc. 5.25%, 07/15/2027(a)	U.S.$	306	260,667
TransDigm, Inc. 4.625%, 01/15/2029		460	371,413
4.875%, 05/01/2029		2,049	1,651,617
6.25%, 03/15/2026(a)		542	525,649
Triumph Group, Inc. 7.75%, 08/15/2025		428	333,505
8.875%, 06/01/2024(a)		396	391,511
Trivium Packaging Finance BV 3.75%, 08/15/2026(a)	EUR	100	88,205
Tutor Perini Corp. 6.875%, 05/01/2025(a)	U.S.$	13	9,746

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 15

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

WESCO Distribution, Inc. 7.125%, 06/15/2025(a)	U.S.$	220	$220,006
7.25%, 06/15/2028(a)		518	509,820

			28,128,843

Communications - Media – 7.3%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028(a)		1,396	1,105,103
Allen Media LLC/Allen Media Co-Issuer, Inc. 10.50%, 02/15/2028(a)		42	20,809
Altice Financing SA 5.00%, 01/15/2028(a)		1,456	1,121,115
5.75%, 08/15/2029(a)		5,665	4,276,166
AMC Networks, Inc. 4.25%, 02/15/2029		1,084	814,859
Arches Buyer, Inc. 6.125%, 12/01/2028(a)		666	511,936
Banijay Entertainment SASU 3.50%, 03/01/2025(a)	EUR	210	190,412
5.375%, 03/01/2025(a)	U.S.$	2,324	2,176,157
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030(a)		4,665	3,690,197
4.50%, 06/01/2033(a)		2,953	2,190,313
4.75%, 02/01/2032(a)(g)		7,183	5,605,292
5.125%, 05/01/2027(a)		327	295,124
6.375%, 09/01/2029(a)		1,760	1,615,774
Clear Channel Outdoor Holdings, Inc. 5.125%, 08/15/2027(a)		512	433,947
CMG Media Corp. 8.875%, 12/15/2027(a)		158	120,746
CSC Holdings LLC 4.50%, 11/15/2031(a)		981	737,055
4.625%, 12/01/2030(a)		243	165,241
5.00%, 11/15/2031(a)		1,461	963,652
5.375%, 02/01/2028(a)		1,278	1,114,750
5.75%, 01/15/2030(a)		6,196	4,406,101
7.50%, 04/01/2028(a)		1,150	938,914
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375%, 08/15/2026(a)		299	59,379
DISH DBS Corp. 5.00%, 03/15/2023		178	174,167
5.125%, 06/01/2029		2,995	1,759,865
5.25%, 12/01/2026(a)		2,496	2,060,120
5.75%, 12/01/2028(a)		2,596	1,957,215
5.875%, 11/15/2024		1,861	1,664,577

16 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

7.375%, 07/01/2028	U.S.$	165	$110,992
7.75%, 07/01/2026		691	529,925
Gray Escrow II, Inc. 5.375%, 11/15/2031(a)		1,364	1,069,386
iHeartCommunications, Inc. 4.75%, 01/15/2028(a)		60	50,004
5.25%, 08/15/2027(a)		1,499	1,277,719
6.375%, 05/01/2026		592	549,473
8.375%, 05/01/2027		178	149,824
Liberty Interactive LLC 3.75%, 02/15/2030(j)		871	393,838
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		1,123	937,723
8.00%, 08/01/2029(a)		486	398,994
National CineMedia LLC 5.875%, 04/15/2028(a)(g)		623	356,083
Nexstar Media Inc. 4.75%, 11/01/2028(a)		172	146,211
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.625%, 03/15/2030(a)		580	452,425
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 09/15/2026(a)		1,331	1,091,285
6.50%, 09/15/2028(a)		81	56,207
Sinclair Television Group, Inc. 4.125%, 12/01/2030(a)		2,078	1,572,820
5.50%, 03/01/2030(a)		1,031	742,323
Sirius XM Radio, Inc. 4.00%, 07/15/2028(a)		5,699	4,854,062
4.125%, 07/01/2030(a)		87	70,975
5.00%, 08/01/2027(a)		213	195,447
5.50%, 07/01/2029(a)		186	167,550
Stagwell Global LLC 5.625%, 08/15/2029(a)		67	55,126
Summer BC Holdco B SARL 5.75%, 10/31/2026(a)	EUR	1,395	1,167,090
TEGNA, Inc. 5.00%, 09/15/2029	U.S.$	333	307,351
Telenet Finance Luxembourg Notes SARL 5.50%, 03/01/2028(a)		400	348,235
Townsquare Media, Inc. 6.875%, 02/01/2026(a)		113	103,623
Univision Communications, Inc. 6.625%, 06/01/2027(a)		1,593	1,505,745
7.375%, 06/30/2030(a)		1,765	1,676,841
Urban One, Inc. 7.375%, 02/01/2028(a)		2,221	1,887,091

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 17

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Videotron Ltd. 3.625%, 06/15/2029(a)	U.S.$	212	$172,017
VZ Vendor Financing II BV 2.875%, 01/15/2029(a)	EUR	885	617,658
Ziggo Bond Co. BV 5.125%, 02/28/2030(a)	U.S.$	1,124	805,188

			63,988,217

Communications - Telecommunications – 3.5%
Altice France SA/France 3.375%, 01/15/2028(a)	EUR	885	659,146
5.125%, 07/15/2029(a)	U.S.$	6,254	4,674,028
5.50%, 10/15/2029(a)		431	324,264
8.125%, 02/01/2027(a)		224	200,022
British Telecommunications PLC 4.25%, 11/23/2081(a)		214	181,799
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/01/2026(a)		2,940	2,543,100
Consolidated Communications, Inc. 5.00%, 10/01/2028(a)		795	554,048
6.50%, 10/01/2028(a)		2,067	1,545,064
DKT Finance ApS 7.00%, 06/17/2023(a)	EUR	506	484,213
9.375%, 06/17/2023(a)	U.S.$	895	860,700
Embarq Corp. 7.995%, 06/01/2036		2,128	1,064,101
Frontier Communications Holdings LLC 5.875%, 10/15/2027(a)		69	61,924
5.875%, 11/01/2029		132	103,165
6.75%, 05/01/2029(a)		524	432,423
8.75%, 05/15/2030(a)		1,512	1,514,611
Hughes Satellite Systems Corp. 6.625%, 08/01/2026		465	425,155
Iliad Holding SASU 6.50%, 10/15/2026(a)		519	453,714
7.00%, 10/15/2028(a)		202	172,346
Intelsat Jackson Holdings SA Zero Coupon, 08/01/2023(b)(c)(e)		1,675	– 0	–
Kaixo Bondco Telecom SA 5.125%, 09/30/2029(a)	EUR	897	690,060
Level 3 Financing, Inc. 3.625%, 01/15/2029(a)	U.S.$	64	47,425
3.75%, 07/15/2029(a)		1,253	917,468
4.25%, 07/01/2028(a)		743	580,527
4.625%, 09/15/2027(a)		1,739	1,447,257
Ligado Networks LLC 15.50%, 11/01/2023(a)(f)		342	161,616

18 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Lorca Telecom Bondco SA 4.00%, 09/18/2027(a)	EUR	952	$811,845
Lumen Technologies, Inc. 5.375%, 06/15/2029(a)	U.S.$	169	125,648
Series G 6.875%, 01/15/2028		181	155,425
Series P 7.60%, 09/15/2039		73	49,420
Series U 7.65%, 03/15/2042		68	45,798
Telecom Italia Capital SA 6.00%, 09/30/2034		77	57,430
7.20%, 07/18/2036		451	351,401
7.721%, 06/04/2038		1,622	1,294,045
Telecom Italia SpA/Milano 5.303%, 05/30/2024(a)		403	379,951
Telesat Canada/Telesat LLC 5.625%, 12/06/2026(a)		60	28,826
6.50%, 10/15/2027(a)		132	49,116
United Group BV 4.00%, 11/15/2027(a)	EUR	885	614,891
5.142% (EURIBOR 3 Month + 4.88%), 02/01/2029(i)		896	725,554
United States Cellular Corp. 6.70%, 12/15/2033	U.S.$	121	108,960
Vmed O2 UK Financing I PLC 4.25%, 01/31/2031(a)		530	400,256
4.75%, 07/15/2031(a)		4,130	3,216,584
Vodafone Group PLC 4.125%, 06/04/2081		208	143,804
5.125%, 06/04/2081		115	77,283
Windstream Escrow LLC/Windstream Escrow Finance Corp. 7.75%, 08/15/2028(a)		235	195,040
Zayo Group Holdings, Inc. 4.00%, 03/01/2027(a)		1,457	1,170,822
6.125%, 03/01/2028(a)		590	414,765

			30,515,040

Consumer Cyclical - Automotive – 3.9%
Adient Global Holdings Ltd. 4.875%, 08/15/2026(a)		400	350,422
Allison Transmission, Inc. 5.875%, 06/01/2029(a)		627	570,943
American Axle & Manufacturing, Inc. 5.00%, 10/01/2029		97	73,506
Aston Martin Capital Holdings Ltd. 10.50%, 11/30/2025(a)		1,095	1,069,498

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 19

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

15.00% (8.89% Cash and 6.11% PIK), 11/30/2026(a)(f)	U.S.$	998	$1,087,010
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(a)	EUR	210	181,530
Dana Financing Luxembourg SARL 5.75%, 04/15/2025(a)	U.S.$	109	103,881
Dana, Inc. 4.25%, 09/01/2030		760	558,697
5.375%, 11/15/2027		109	92,353
5.625%, 06/15/2028		182	151,643
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(a)		1,116	984,818
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(b)(c)(e)(h)		2,940	– 0	–
(First Lien) 11.00%, 10/31/2024(b)(c)(e)(h)		1,207	– 0	–
Faurecia SE 3.75%, 06/15/2028(a)	EUR	885	656,297
Ford Motor Co. 3.25%, 02/12/2032	U.S.$	3,020	2,175,186
4.75%, 01/15/2043		107	71,147
5.291%, 12/08/2046		249	176,478
6.10%, 08/19/2032		4,567	4,025,932
Ford Motor Credit Co. LLC 2.70%, 08/10/2026		793	656,921
3.664%, 09/08/2024		200	187,923
3.81%, 01/09/2024		200	193,407
4.389%, 01/08/2026		200	180,977
4.95%, 05/28/2027		1,160	1,037,621
IHO Verwaltungs GmbH 3.625% (3.625% Cash or 4.375% PIK), 05/15/2025(a)(f)	EUR	284	243,628
3.75% (3.75% Cash or 4.50% PIK), 09/15/2026(a)(f)		885	715,017
3.875% (3.875% Cash or 4.625% PIK), 05/15/2027(a)(f)		338	254,560
4.75% (4.75% Cash or 5.50% PIK), 09/15/2026(a)(f)	U.S.$	433	369,934
6.00% (6.00% Cash or 6.75% PIK), 05/15/2027(a)(f)		1,984	1,732,729
Jaguar Land Rover Automotive PLC 5.50%, 07/15/2029(a)		1,206	839,242
5.875%, 11/15/2024(a)	EUR	269	231,627
5.875%, 01/15/2028(a)	U.S.$	1,743	1,210,684
7.75%, 10/15/2025(a)		1,417	1,312,227

20 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Mclaren Finance PLC 7.50%, 08/01/2026(a)	U.S.$	1,973	$1,598,281
PM General Purchaser LLC 9.50%, 10/01/2028(a)		1,421	1,190,652
Real Hero Merger Sub 2, Inc. 6.25%, 02/01/2029(a)		1,777	1,284,569
Renault SA 2.375%, 05/25/2026(a)	EUR	900	737,580
Schaeffler AG 3.375%, 10/12/2028(a)		600	479,535
Tenneco, Inc. 5.00%, 07/15/2026	U.S.$	1,469	1,441,518
7.875%, 01/15/2029(a)		167	165,400
Titan International, Inc. 7.00%, 04/30/2028		1,465	1,331,197
ZF Europe Finance BV 2.00%, 02/23/2026(a)	EUR	200	163,257
3.00%, 10/23/2029(a)		400	282,591
ZF Finance GmbH 2.00%, 05/06/2027(a)		200	151,500
2.25%, 05/03/2028(a)		800	577,240
2.75%, 05/25/2027(a)		900	701,038
ZF North America Capital, Inc. 4.75%, 04/29/2025(a)	U.S.$	2,528	2,302,459

			33,902,655

Consumer Cyclical - Entertainment – 2.4%
AMC Entertainment Holdings, Inc. 7.50%, 02/15/2029 (a)		192	149,255
Carnival Corp. 4.00%, 08/01/2028(a)		1,739	1,399,895
5.75%, 03/01/2027(a)		1,336	935,200
6.00%, 05/01/2029(a)		132	89,100
7.625%, 03/01/2026(a)	EUR	311	237,145
7.625%, 03/01/2026(a)	U.S.$	141	107,160
9.875%, 08/01/2027(a)		437	428,260
10.125%, 02/01/2026(a)	EUR	310	298,935
Carnival PLC 1.00%, 10/28/2029		202	94,932
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 05/01/2025(a)	U.S.$	2,191	2,110,016
Cinemark USA, Inc. 5.25%, 07/15/2028(a)		521	400,409
Lindblad Expeditions LLC 6.75%, 02/15/2027(a)		365	323,000

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 21

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Mattel, Inc. 3.375%, 04/01/2026(a)	U.S.$	1,326	$1,189,791
3.75%, 04/01/2029(a)		383	323,016
5.875%, 12/15/2027(a)		578	557,256
Motion Bondco DAC 4.50%, 11/15/2027(a)	EUR	670	529,458
NCL Corp., Ltd. 3.625%, 12/15/2024(a)	U.S.$	25	21,243
5.875%, 03/15/2026(a)		2,055	1,576,104
7.75%, 02/15/2029(a)		63	47,556
NCL Finance Ltd. 6.125%, 03/15/2028(a)		39	27,572
Royal Caribbean Cruises Ltd. 5.375%, 07/15/2027(a)		1,159	852,491
5.50%, 08/31/2026(a)		1,118	856,667
5.50%, 04/01/2028(a)		4,348	3,043,600
10.875%, 06/01/2023(a)		657	671,782
11.50%, 06/01/2025(a)		1,409	1,493,540
11.625%, 08/15/2027(a)		74	67,247
Viking Cruises Ltd. 5.875%, 09/15/2027(a)		791	603,788
7.00%, 02/15/2029(a)(g)		1,461	1,124,540
13.00%, 05/15/2025(a)		65	67,497
VOC Escrow Ltd. 5.00%, 02/15/2028(a)		1,822	1,485,272

			21,111,727

Consumer Cyclical - Other – 3.3%
Adams Homes, Inc. 7.50%, 02/15/2025(a)		800	660,116
Affinity Gaming 6.875%, 12/15/2027(a)		130	105,904
Beazer Homes USA, Inc. 6.75%, 03/15/2025		355	329,419
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 4.875%, 02/15/2030(a)		1,097	813,608
5.00%, 06/15/2029(a)		195	145,173
6.25%, 09/15/2027(a)		1,222	1,025,857
Builders FirstSource, Inc. 4.25%, 02/01/2032(a)		244	187,389
6.375%, 06/15/2032(a)		1,963	1,749,164
Castle UK Finco PLC 5.571% (EURIBOR 3 Month + 5.25%), 05/15/2028(i)	EUR	514	399,838
7.00%, 05/15/2029	GBP	679	506,483
Century Communities, Inc. 3.875%, 08/15/2029(a)	U.S.$	29	22,255

22 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Churchill Downs, Inc. 4.75%, 01/15/2028(a)	U.S.$	491	$426,812
CP Atlas Buyer, Inc. 7.00%, 12/01/2028(a)(g)		553	411,263
Empire Communities Corp. 7.00%, 12/15/2025(a)		303	252,852
Everi Holdings, Inc. 5.00%, 07/15/2029(a)		240	197,874
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025(a)		1,969	1,566,040
Forestar Group, Inc. 3.85%, 05/15/2026(a)		385	319,398
Hilton Domestic Operating Co., Inc. 3.625%, 02/15/2032(a)		1,215	931,663
3.75%, 05/01/2029(a)		62	51,326
4.00%, 05/01/2031(a)		54	43,685
5.375%, 05/01/2025(a)		229	224,085
5.75%, 05/01/2028(a)		450	422,714
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875%, 07/01/2031(a)		597	456,067
5.00%, 06/01/2029(a)		1,598	1,289,189
Installed Building Products, Inc. 5.75%, 02/01/2028(a)		291	260,477
International Game Technology PLC 3.50%, 06/15/2026(a)	EUR	214	186,209
4.125%, 04/15/2026(a)	U.S.$	1,352	1,232,997
Jacobs Entertainment, Inc. 6.75%, 02/15/2029(a)		131	112,514
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(a)		242	192,138
6.125%, 09/15/2025(a)		449	440,747
Mattamy Group Corp. 4.625%, 03/01/2030(a)		170	129,900
MGM Resorts International 5.50%, 04/15/2027		1,163	1,042,457
5.75%, 06/15/2025		30	28,661
Mohegan Gaming & Entertainment 8.00%, 02/01/2026(a)		223	186,594
New Home Co., Inc. (The) 7.25%, 10/15/2025(a)		211	171,290
NH Hotel Group SA 4.00%, 07/02/2026(a)	EUR	930	793,421
Picasso Finance Sub, Inc. 6.125%, 06/15/2025(a)	U.S.$	88	86,311

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 23

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.625%, 09/01/2029(a)	U.S.$	69	$47,749
5.875%, 09/01/2031(a)		39	26,316
Scientific Games Holdings LP/Scientific Games US FinCo, Inc. 6.625%, 03/01/2030(a)		96	76,909
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028(a)		549	446,383
4.75%, 04/01/2029(a)		911	710,717
Standard Industries, Inc./NJ 4.375%, 07/15/2030(a)		929	710,303
4.75%, 01/15/2028(a)		211	178,576
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 05/15/2025(a)		1,785	1,651,585
Taylor Morrison Communities, Inc. 5.75%, 01/15/2028(a)		510	448,270
5.875%, 06/15/2027(a)		191	177,840
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.875%, 04/15/2023(a)		875	875,000
TopBuild Corp. 4.125%, 02/15/2032(a)		69	52,944
Travel + Leisure Co. 4.50%, 12/01/2029(a)		976	757,225
4.625%, 03/01/2030(a)		2,415	1,923,102
6.00%, 04/01/2027		208	187,867
6.625%, 07/31/2026(a)		637	599,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(a)		781	688,237
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, 10/01/2029(a)(g)		1,988	1,606,507

			28,566,670

Consumer Cyclical - Restaurants – 0.6%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(a)		1,506	1,310,034
4.00%, 10/15/2030(a)		2,061	1,622,616
4.375%, 01/15/2028(a)		118	102,256
CEC Entertainment LLC 6.75%, 05/01/2026(a)		95	85,745
Stonegate Pub Co. Financing 2019 PLC 8.00%, 07/13/2025(a)	GBP	192	186,938
8.25%, 07/31/2025(a)		1,245	1,219,006

24 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Yum! Brands, Inc. 3.625%, 03/15/2031	U.S.$	49	$39,054
4.625%, 01/31/2032		1,072	899,804
4.75%, 01/15/2030(a)		85	74,227

			5,539,680

Consumer Cyclical - Retailers – 3.1%
Arko Corp. 5.125%, 11/15/2029(a)		1,035	808,112
Asbury Automotive Group, Inc. 4.625%, 11/15/2029(a)		852	680,802
5.00%, 02/15/2032(a)		381	295,058
At Home Group, Inc. 7.125%, 07/15/2029(a)		63	37,573
Bath & Body Works, Inc. 5.25%, 02/01/2028		11	9,579
6.625%, 10/01/2030(a)		1,905	1,656,737
6.75%, 07/01/2036		285	234,819
6.875%, 11/01/2035		551	460,292
7.50%, 06/15/2029		107	97,905
7.60%, 07/15/2037		261	205,157
9.375%, 07/01/2025(a)		41	42,423
BCPE Ulysses Intermediate, Inc. 7.75% (7.75% Cash or 8.50% PIK), 04/01/2027(a)(f)		518	356,000
Bed Bath & Beyond, Inc. 5.165%, 08/01/2044		58	8,732
Carvana Co. 5.50%, 04/15/2027(a)		415	225,907
5.875%, 10/01/2028(a)		1,298	667,205
Dufry One BV 2.50%, 10/15/2024(a)	EUR	1,260	1,132,616
eG Global Finance PLC 6.75%, 02/07/2025(a)	U.S.$	215	191,710
8.50%, 10/30/2025(a)		408	357,067
FirstCash, Inc. 5.625%, 01/01/2030(a)		1,847	1,579,953
Foundation Building Materials, Inc. 6.00%, 03/01/2029(a)		246	181,797
Gap, Inc. (The) 3.625%, 10/01/2029(a)		4,014	2,634,225
3.875%, 10/01/2031(a)		582	372,917
Group 1 Automotive, Inc. 4.00%, 08/15/2028(a)		246	198,624
Guitar Center, Inc. 8.50%, 01/15/2026(a)		123	109,115
Kontoor Brands, Inc. 4.125%, 11/15/2029(a)		894	707,199

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 25

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

LBM Acquisition LLC 6.25%, 01/15/2029(a)	U.S.$	222	$150,334
LCM Investments Holdings II LLC 4.875%, 05/01/2029(a)		13	10,097
Levi Strauss & Co. 3.50%, 03/01/2031(a)(g)		602	472,618
Lithia Motors, Inc. 3.875%, 06/01/2029(a)		65	52,163
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 02/15/2026(a)		106	94,648
Michaels Cos, Inc. (The) 5.25%, 05/01/2028(a)		1,417	995,421
7.875%, 05/01/2029(a)		1,378	794,909
Murphy Oil USA, Inc. 3.75%, 02/15/2031(a)		246	197,469
5.625%, 05/01/2027		69	66,190
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.125%, 04/01/2026(a)		1,720	1,589,725
Party City Holdings, Inc. 8.75%, 02/15/2026(a)		63	36,421
Penske Automotive Group, Inc. 3.50%, 09/01/2025		214	197,943
3.75%, 06/15/2029		110	88,184
PetSmart, Inc./PetSmart Finance Corp. 7.75%, 02/15/2029(a)		1,219	1,090,134
Rite Aid Corp. 7.50%, 07/01/2025(a)		1,036	786,641
8.00%, 11/15/2026(a)		67	47,527
Sonic Automotive, Inc. 4.625%, 11/15/2029(a)		1,613	1,266,896
4.875%, 11/15/2031(a)		39	29,556
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026(a)		455	379,994
SRS Distribution, Inc. 6.125%, 07/01/2029(a)		329	264,539
Staples, Inc. 7.50%, 04/15/2026(a)		2,498	2,097,240
10.75%, 04/15/2027(a)(g)		1,271	941,353
TPro Acquisition Corp. 11.00%, 10/15/2024(a)		1,062	1,041,653
Victoria’s Secret & Co. 4.625%, 07/15/2029(a)		58	43,815
White Cap Buyer LLC 6.875%, 10/15/2028(a)		226	186,731

26 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

White Cap Parent LLC 8.25%, 03/15/2026(a)(f)	U.S.$	329	$279,908
Wolverine World Wide, Inc. 4.00%, 08/15/2029(a)		1,040	793,965

			27,247,598

Consumer Non-Cyclical – 6.2%
180 Medical, Inc. 3.875%, 10/15/2029(a)		1,040	873,901
AdaptHealth LLC 4.625%, 08/01/2029(a)		266	213,166
6.125%, 08/01/2028(a)		288	258,852
AHP Health Partners, Inc. 5.75%, 07/15/2029(a)		988	762,875
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.25%, 03/15/2026(a)		50	44,071
3.50%, 03/15/2029(a)		161	130,007
4.625%, 01/15/2027(a)		833	750,046
4.875%, 02/15/2030(a)		200	169,115
5.875%, 02/15/2028(a)		99	91,328
7.50%, 03/15/2026(a)		164	165,586
B&G Foods, Inc. 5.25%, 04/01/2025		217	188,904
Bausch Health Americas, Inc. 8.50%, 01/31/2027(a)		543	231,031
Bausch Health Cos., Inc. 4.875%, 06/01/2028(a)		2,751	1,772,310
5.00%, 02/15/2029(a)		1,431	555,810
5.25%, 01/30/2030(a)		123	46,531
6.25%, 02/15/2029(a)		1,027	383,817
7.00%, 01/15/2028(a)		204	78,267
7.25%, 05/30/2029(a)		432	165,607
CAB SELAS 3.375%, 02/01/2028(a)	EUR	1,880	1,411,169
CD&R Smokey Buyer, Inc. 6.75%, 07/15/2025(a)	U.S.$	72	66,027
Cheplapharm Arzneimittel GmbH 5.50%, 01/15/2028(a)		200	166,649
Chrome Bidco SASU 3.50%, 05/31/2028(a)	EUR	885	688,092
CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(a)	U.S.$	493	331,518
5.25%, 05/15/2030(a)		66	45,922
5.625%, 03/15/2027(a)		416	320,412
6.125%, 04/01/2030(a)		3,702	1,745,266
6.875%, 04/01/2028(a)(g)		577	263,607

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 27

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

6.875%, 04/15/2029(a)	U.S.$	1,537	$744,095
8.00%, 03/15/2026(a)		599	521,468
Cidron Aida Finco SARL 5.00%, 04/01/2028(a)	EUR	236	190,042
DaVita, Inc. 3.75%, 02/15/2031(a)	U.S.$	687	489,627
4.625%, 06/01/2030(a)		3,521	2,715,354
Embecta Corp. 5.00%, 02/15/2030(a)		2,011	1,727,387
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		1,516	1,003,535
Garden Spinco Corp. 8.625%, 07/20/2030(a)		883	914,248
Global Medical Response, Inc. 6.50%, 10/01/2025(a)		680	571,454
Grifols Escrow Issuer SA 3.875%, 10/15/2028(a)	EUR	2,222	1,609,298
4.75%, 10/15/2028(a)	U.S.$	336	259,495
Gruenenthal GmbH 3.625%, 11/15/2026(a)	EUR	885	742,343
4.125%, 05/15/2028(a)		1,141	927,693
Herbalife Nutrition Ltd./HLF Financing, Inc. 7.875%, 09/01/2025(a)	U.S.$	59	53,345
HLF Financing SARL LLC/Herbalife International, Inc. 4.875%, 06/01/2029(a)		204	145,546
Hologic, Inc. 3.25%, 02/15/2029(a)		236	193,878
IQVIA, Inc. 2.25%, 03/15/2029(a)	EUR	862	648,353
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027(a)(g)	U.S.$	1,951	1,493,073
Lamb Weston Holdings, Inc. 4.125%, 01/31/2030(a)		1,343	1,135,617
4.875%, 05/15/2028(a)		167	151,833
Legacy LifePoint Health LLC 4.375%, 02/15/2027(a)		2,831	2,354,340
LifePoint Health, Inc. 5.375%, 01/15/2029(a)		65	45,749
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 10.00%, 06/15/2029(a)		108	58,860
Medline Borrower LP 3.875%, 04/01/2029(a)		1,566	1,257,566
5.25%, 10/01/2029(a)(g)		3,373	2,546,578

28 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Nidda Healthcare Holding GmbH 3.50%, 09/30/2024(a)	EUR	1,470	$1,306,477
Organon & Co.,/Organon Foreign Debt Co-Issuer BV 4.125%, 04/30/2028(a)	U.S.$	416	355,647
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(a)	EUR	885	694,230
5.125%, 04/30/2031(a)	U.S.$	420	344,502
Oriflame Investment Holding PLC 5.125%, 05/04/2026(a)		248	143,319
Owens & Minor, Inc. 4.50%, 03/31/2029(a)		202	159,351
Paysafe Finance PLC/Paysafe Holdings US Corp. 4.00%, 06/15/2029(a)		990	690,525
Performance Food Group, Inc. 4.25%, 08/01/2029(a)		1,182	984,109
Post Holdings, Inc. 4.50%, 09/15/2031(a)		1,564	1,259,020
4.625%, 04/15/2030(a)		870	714,482
5.50%, 12/15/2029(a)		529	457,804
5.625%, 01/15/2028(a)		210	191,726
5.75%, 03/01/2027(a)		195	186,211
Prime Healthcare Services, Inc. 7.25%, 11/01/2025(a)		128	114,253
Primo Water Holdings, Inc. 4.375%, 04/30/2029(a)		148	122,619
Radiology Partners, Inc. 9.25%, 02/01/2028(a)		1,599	1,046,304
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/01/2026(a)		990	885,908
RP Escrow Issuer LLC 5.25%, 12/15/2025(a)		481	397,282
Spectrum Brands, Inc. 3.875%, 03/15/2031(a)		2,079	1,416,300
4.00%, 10/01/2026(a)	EUR	530	441,159
Tenet Healthcare Corp. 4.375%, 01/15/2030(a)	U.S.$	2,307	1,924,110
6.125%, 10/01/2028(a)		872	769,286
6.125%, 06/15/2030(a)		1,017	935,399
Triton Water Holdings, Inc. 6.25%, 04/01/2029(a)		916	701,202
United Natural Foods, Inc. 6.75%, 10/15/2028(a)		129	118,519

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 29

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

US Acute Care Solutions LLC 6.375%, 03/01/2026(a)	U.S.$	2,914	$2,447,520
US Renal Care, Inc. 10.625%, 07/15/2027(a)		616	280,656
Vector Group Ltd. 10.50%, 11/01/2026(a)		138	127,874
Vista Outdoor, Inc. 4.50%, 03/15/2029(a)		202	143,928

			53,780,385

Energy – 4.9%
Aethon United BR LP/Aethon United Finance Corp. 8.25%, 02/15/2026(a)		68	65,737
Athabasca Oil Corp. 9.75%, 11/01/2026(a)		868	917,910
Baytex Energy Corp. 8.75%, 04/01/2027(a)		201	202,067
Berry Petroleum Co. LLC 7.00%, 02/15/2026(a)		245	216,089
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.625%, 12/15/2025(a)		631	608,542
Buckeye Partners LP 3.95%, 12/01/2026		153	133,013
4.125%, 03/01/2025(a)		27	24,697
4.125%, 12/01/2027		214	180,381
4.50%, 03/01/2028(a)		214	181,953
California Resources Corp. 7.125%, 02/01/2026(a)		217	204,080
Callon Petroleum Co. 8.25%, 07/15/2025		301	294,354
Calumet Specialty Products Partners LP/Calumet Finance Corp. 11.00%, 04/15/2025(a)		196	200,912
CGG SA 8.75%, 04/01/2027(a)		200	168,483
Chesapeake Energy Corp. 5.50%, 02/01/2026(a)		139	133,132
5.875%, 02/01/2029(a)		135	125,394
6.75%, 04/15/2029(a)		158	151,278
Citgo Holding, Inc. 9.25%, 08/01/2024(a)		478	474,513
CITGO Petroleum Corp. 6.375%, 06/15/2026(a)		471	440,956
7.00%, 06/15/2025(a)		1,781	1,701,244
Civitas Resources, Inc. 5.00%, 10/15/2026(a)		682	619,339

30 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

CNX Resources Corp. 6.00%, 01/15/2029(a)	U.S.$	766	$703,868
7.25%, 03/14/2027(a)		21	20,456
7.375%, 01/15/2031(a)		72	70,540
Comstock Resources, Inc. 6.75%, 03/01/2029(a)		294	272,085
Crescent Energy Finance LLC 7.25%, 05/01/2026(a)		926	833,050
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 5.75%, 04/01/2025		159	150,985
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.625%, 05/01/2027(a)		182	164,907
6.00%, 02/01/2029(a)		54	48,299
8.00%, 04/01/2029(a)		101	97,024
CrownRock LP/CrownRock Finance, Inc. 5.625%, 10/15/2025(a)		56	53,614
CVR Energy, Inc. 5.25%, 02/15/2025(a)		223	201,574
Diamond Foreign Asset Co./Diamond Finance LLC 9.00% (9.00% Cash or 13.00% PIK), 04/22/2027(a)(f)		90	80,654
9.00% (9.00% Cash or 13.00% PIK), 04/22/2027(f)		79	70,819
Earthstone Energy Holdings LLC 8.00%, 04/15/2027(a)		173	163,037
Encino Acquisition Partners Holdings LLC 8.50%, 05/01/2028(a)		1,342	1,239,660
EnLink Midstream LLC 5.625%, 01/15/2028(a)		199	187,078
EnLink Midstream Partners LP 5.05%, 04/01/2045		807	568,796
5.45%, 06/01/2047		116	85,370
5.60%, 04/01/2044		104	79,985
Series C 6.00%, 12/15/2022(k)		2,734	1,968,480
EQM Midstream Partners LP 4.50%, 01/15/2029(a)		742	601,721
4.75%, 01/15/2031(a)		707	561,136
6.00%, 07/01/2025(a)		159	147,252
6.50%, 07/15/2048		115	87,867
Genesis Energy LP/Genesis Energy Finance Corp. 5.625%, 06/15/2024		412	390,564
6.25%, 05/15/2026		222	193,098

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 31

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

6.50%, 10/01/2025	U.S.$	781	$706,931
7.75%, 02/01/2028		643	555,827
8.00%, 01/15/2027		985	864,124
Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029		439	395,830
7.00%, 08/01/2027		403	367,202
Gulfport Energy Corp. 6.00%, 10/15/2024(e)		589	736
6.375%, 05/15/2025(e)		1,547	1,934
6.375%, 01/15/2026(e)		1,710	2,138
6.625%, 05/01/2023(e)		161	201
8.00%, 05/17/2026(a)		610	607,721
Harvest Midstream I LP 7.50%, 09/01/2028(a)		69	64,543
Hess Midstream Operations LP 5.125%, 06/15/2028(a)		26	22,878
5.625%, 02/15/2026(a)		698	662,552
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(a)		233	205,616
6.00%, 02/01/2031(a)		340	297,159
6.25%, 04/15/2032(a)		96	85,390
Ithaca Energy North Sea PLC 9.00%, 07/15/2026(a)		1,188	1,144,621
ITT Holdings LLC 6.50%, 08/01/2029(a)		2,299	1,790,708
KLX Energy Services Holdings, Inc. 11.50%, 11/01/2025(a)		64	45,470
Matador Resources Co. 5.875%, 09/15/2026		211	203,783
MEG Energy Corp. 5.875%, 02/01/2029(a)		229	205,349
Moss Creek Resources Holdings, Inc. 7.50%, 01/15/2026(a)		1,223	1,067,114
10.50%, 05/15/2027(a)		184	171,208
Murphy Oil Corp. 5.875%, 12/01/2027		225	210,647
6.375%, 07/15/2028		185	174,786
Nabors Industries Ltd. 7.25%, 01/15/2026(a)		403	351,571
7.50%, 01/15/2028(a)		2,085	1,709,203
Nabors Industries, Inc. 7.375%, 05/15/2027(a)		564	521,110
Neptune Energy Bondco PLC 6.625%, 05/15/2025(a)		400	376,495
New Fortress Energy, Inc. 6.50%, 09/30/2026(a)		150	138,580
6.75%, 09/15/2025(a)		1,126	1,066,233

32 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 02/01/2026(a)	U.S.$	1,551	$1,380,655
NGL Energy Partners LP/NGL Energy Finance Corp. 7.50%, 11/01/2023		224	216,746
Northern Oil and Gas, Inc. 8.125%, 03/01/2028(a)		38	35,633
NuStar Logistics LP 6.00%, 06/01/2026		49	45,089
6.375%, 10/01/2030		53	45,509
Occidental Petroleum Corp. 5.50%, 12/01/2025		192	191,831
5.875%, 09/01/2025		208	208,742
6.125%, 01/01/2031		166	163,492
6.20%, 03/15/2040		69	66,754
6.45%, 09/15/2036		128	127,442
6.625%, 09/01/2030		166	168,187
7.50%, 05/01/2031		179	187,087
8.00%, 07/15/2025		178	189,065
8.50%, 07/15/2027		184	197,785
8.875%, 07/15/2030		173	192,010
Parkland Corp. 4.50%, 10/01/2029(a)		220	178,732
4.625%, 05/01/2030(a)		220	178,528
5.875%, 07/15/2027(a)		126	116,646
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 02/15/2028		37	31,934
7.25%, 06/15/2025		212	202,472
PDC Energy, Inc. 5.75%, 05/15/2026		1,575	1,457,324
6.125%, 09/15/2024		593	590,411
Range Resources Corp. 4.875%, 05/15/2025		158	148,943
Rockies Express Pipeline LLC 6.875%, 04/15/2040(a)		77	62,795
SM Energy Co. 6.75%, 09/15/2026		26	25,025
Southwestern Energy Co. 5.375%, 02/01/2029		187	169,884
8.375%, 09/15/2028		120	124,656
Strathcona Resources Ltd. 6.875%, 08/01/2026(a)		72	61,285
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 8.50%, 10/15/2026(a)		1,031	966,671

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 33

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Sunnova Energy Corp. 5.875%, 09/01/2026(a)	U.S.$	503	$449,557
Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029		114	94,661
5.875%, 03/15/2028		774	706,951
6.00%, 04/15/2027		117	111,513
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 6.00%, 09/01/2031(a)		95	80,297
Talos Production, Inc. 12.00%, 01/15/2026		435	453,698
Topaz Solar Farms LLC 5.75%, 09/30/2039(a)		112	103,280
Transocean Guardian Ltd. 5.875%, 01/15/2024(a)		153	144,689
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024(a)		975	944,629
Transocean Pontus Ltd. 6.125%, 08/01/2025(a)		156	145,216
Transocean Poseidon Ltd. 6.875%, 02/01/2027(a)		166	151,790
USA Compression Partners LP/USA Compression Finance Corp. 6.875%, 09/01/2027		225	204,661
Venture Global Calcasieu Pass LLC 4.125%, 08/15/2031(a)		890	737,553
Weatherford International Ltd. 8.625%, 04/30/2030(a)		175	152,651
11.00%, 12/01/2024(a)		21	21,372

			42,337,504

Other Industrial – 0.2%
AECOM 5.125%, 03/15/2027		210	196,369
Belden, Inc. 3.375%, 07/15/2031(a)	EUR	1,530	1,063,797
Interface, Inc. 5.50%, 12/01/2028(a)	U.S.$	258	222,009

			1,482,175

Services – 3.2%
ADT Security Corp. (The) 4.125%, 06/15/2023		83	82,271
4.875%, 07/15/2032(a)		54	43,612
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.00%, 06/01/2029(a)		527	341,940
6.625%, 07/15/2026(a)		312	278,131
9.75%, 07/15/2027(a)		1,287	1,059,701

34 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 3.625%, 06/01/2028(a)	EUR	255	$185,631
4.625%, 06/01/2028(a)	U.S.$	1,527	1,158,855
4.875%, 06/01/2028(a)	GBP	1,010	820,131
AMN Healthcare, Inc. 4.625%, 10/01/2027(a)	U.S.$	167	150,309
ANGI Group LLC 3.875%, 08/15/2028(a)		3,082	2,176,590
Aptim Corp. 7.75%, 06/15/2025(a)(g)		1,424	980,175
APX Group, Inc. 5.75%, 07/15/2029(a)(g)		3,179	2,516,099
6.75%, 02/15/2027(a)		916	860,013
Aramark Services, Inc. 5.00%, 02/01/2028(a)		224	198,008
6.375%, 05/01/2025(a)		217	212,602
ASGN, Inc. 4.625%, 05/15/2028(a)		227	197,186
Block, Inc. 2.75%, 06/01/2026		463	397,898
3.50%, 06/01/2031		1,474	1,144,443
Cars.com, Inc. 6.375%, 11/01/2028(a)		830	709,800
CoreLogic, Inc. 4.50%, 05/01/2028(a)		119	80,961
Elis SA 1.625%, 04/03/2028(a)	EUR	300	229,451
Garda World Security Corp. 4.625%, 02/15/2027(a)	U.S.$	102	87,610
6.00%, 06/01/2029(a)		99	72,663
9.50%, 11/01/2027(a)		439	385,286
Gartner, Inc. 3.625%, 06/15/2029(a)		177	148,292
GrubHub Holdings, Inc. 5.50%, 07/01/2027(a)		254	175,839
IHS Markit Ltd. 4.125%, 08/01/2023		202	200,253
4.75%, 08/01/2028		104	96,637
ION Trading Technologies SARL 5.75%, 05/15/2028(a)		1,067	867,971
Korn Ferry 4.625%, 12/15/2027(a)		402	355,006
Millennium Escrow Corp. 6.625%, 08/01/2026(a)		1,894	1,512,274
Monitronics International, Inc. 0.00%, 04/01/2023(b)(c)(e)		958	– 0	–

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 35

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

MPH Acquisition Holdings LLC 5.50%, 09/01/2028(a)	U.S.$	911	$752,576
5.75%, 11/01/2028(a)(g)		3,593	2,705,220
Nielsen Co. Luxembourg SARL (The) 5.00%, 02/01/2025(a)		162	158,710
Nielsen Finance LLC/Nielsen Finance Co. 4.50%, 07/15/2029(a)		205	204,835
4.75%, 07/15/2031(a)		137	134,741
5.625%, 10/01/2028(a)		106	105,380
5.875%, 10/01/2030(a)		171	169,865
Photo Holdings Merger Sub, Inc. 8.50%, 10/01/2026(a)		169	108,202
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		195	164,029
5.25%, 04/15/2024(a)		25	24,358
6.25%, 01/15/2028(a)		1,619	1,386,428
Q-Park Holding I BV 2.00%, 03/01/2027(a)	EUR	579	449,831
Ritchie Bros Auctioneers, Inc. 5.375%, 01/15/2025(a)	U.S.$	135	132,579
Sabre GLBL, Inc. 9.25%, 04/15/2025(a)		378	361,886
Service Corp. International/US 3.375%, 08/15/2030		239	187,378
4.00%, 05/15/2031		166	133,877
4.625%, 12/15/2027		215	195,528
Sotheby’s 7.375%, 10/15/2027(a)		200	183,722
Sotheby’s/Bidfair Holdings, Inc. 5.875%, 06/01/2029(a)		205	169,426
TriNet Group, Inc. 3.50%, 03/01/2029(a)		205	166,930
Verisure Holding AB 3.25%, 02/15/2027(a)	EUR	885	704,093
3.875%, 07/15/2026(a)		934	787,652
Verisure Midholding AB 5.25%, 02/15/2029(a)		954	687,207
Verscend Escrow Corp. 9.75%, 08/15/2026(a)	U.S.$	551	530,792
WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(a)		8	7,383
ZipRecruiter, Inc. 5.00%, 01/15/2030(a)		25	20,173

			28,358,439

36 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Technology – 3.0%
Ahead DB Holdings LLC 6.625%, 05/01/2028(a)	U.S.$	725	$618,150
AthenaHealth Group, Inc. 6.50%, 02/15/2030(a)(g)		1,754	1,387,720
Avaya, Inc. 6.125%, 09/15/2028(a)		1,505	745,448
Cablevision Lightpath LLC 5.625%, 09/15/2028(a)		1,060	848,063
Central Parent, Inc. / CDK Global, Inc. 7.25%, 06/15/2029(a)		164	156,058
Centurion Bidco SpA 5.875%, 09/30/2026(a)	EUR	590	506,326
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 03/01/2025(a)	U.S.$	209	208,072
Clarivate Science Holdings Corp. 4.875%, 07/01/2029(a)		173	135,343
CommScope Technologies LLC 5.00%, 03/15/2027(a)		232	174,912
CommScope, Inc. 4.75%, 09/01/2029(a)		2,283	1,861,271
6.00%, 03/01/2026(a)		276	254,226
7.125%, 07/01/2028(a)		86	66,529
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/01/2029(a)		69	54,968
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028(a)		51	43,502
CWT Travel Group, Inc. 8.50%, 11/19/2026(a)		1,164	1,005,026
Diebold Nixdorf, Inc. 9.375%, 07/15/2025(a)		50	38,039
Elastic NV 4.125%, 07/15/2029(a)		288	227,694
Entegris Escrow Corp. 5.95%, 06/15/2030(a)		1,146	1,045,793
Fair Isaac Corp. 4.00%, 06/15/2028(a)		160	136,750
GoTo Group, Inc. 5.50%, 09/01/2027(a)		633	389,201
Imola Merger Corp. 4.75%, 05/15/2029(a)		968	817,774
MicroStrategy, Inc. 6.125%, 06/15/2028(a)		40	32,983
NCR Corp. 5.125%, 04/15/2029(a)		963	721,759
5.75%, 09/01/2027(a)		89	80,743

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 37

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

NortonLifeLock, Inc. 6.75%, 09/30/2027(a)	U.S.$	1,271	$1,223,600
7.125%, 09/30/2030(a)(g)		1,271	1,226,188
ON Semiconductor Corp. 3.875%, 09/01/2028(a)		177	152,121
Pitney Bowes, Inc. 6.875%, 03/15/2027(a)		485	299,874
Playtech PLC 4.25%, 03/07/2026(a)	EUR	101	89,541
Playtika Holding Corp. 4.25%, 03/15/2029(a)	U.S.$	1,117	892,900
Presidio Holdings, Inc. 4.875%, 02/01/2027(a)		98	86,633
8.25%, 02/01/2028(a)		1,517	1,307,994
PTC, Inc. 3.625%, 02/15/2025(a)		171	159,415
Rackspace Technology Global, Inc. 3.50%, 02/15/2028(a)		3,885	2,565,844
5.375%, 12/01/2028(a)		82	38,610
Science Applications International Corp. 4.875%, 04/01/2028(a)		105	94,056
Seagate HDD Cayman 3.375%, 07/15/2031		45	31,481
4.091%, 06/01/2029		1,382	1,103,851
4.125%, 01/15/2031		38	28,610
4.75%, 01/01/2025		167	159,447
4.875%, 03/01/2024		36	35,042
5.75%, 12/01/2034		172	136,937
Sensata Technologies BV 5.00%, 10/01/2025(a)		219	209,010
5.875%, 09/01/2030(a)		740	689,027
Sensata Technologies, Inc. 3.75%, 02/15/2031(a)		1,133	893,799
TTM Technologies, Inc. 4.00%, 03/01/2029(a)		18	14,506
Vericast Corp. 11.00%, 09/15/2026(a)		130	127,968
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(a)		2,993	2,293,397
Virtusa Corp. 7.125%, 12/15/2028(a)		717	536,105
Xerox Corp. 6.75%, 12/15/2039		42	31,157
Xerox Holdings Corp. 5.50%, 08/15/2028(a)		226	181,208

			26,164,671

38 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Transportation - Airlines – 0.7%
Allegiant Travel Co. 7.25%, 08/15/2027(a)	U.S.$	723	$682,397
American Airlines Pass Through Trust 3.375%, 05/01/2027		204	169,162
American Airlines, Inc. 11.75%, 07/15/2025(a)		113	118,124
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)		1,258	1,182,223
5.75%, 04/20/2029(a)		3,265	2,849,188
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 01/20/2026(a)		965	853,075
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(a)		265	266,747

			6,120,916

Transportation - Services – 1.0%
AerCap Global Aviation Trust 6.50%, 06/15/2045(a)		235	214,481
Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.25%, 10/15/2026(a)	EUR	625	524,275
6.125%, 10/15/2026(a)	U.S.$	428	362,723
Atlantia SpA 1.875%, 02/12/2028(a)	EUR	1,915	1,411,416
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.75%, 04/01/2028(a)	U.S.$	713	584,823
5.75%, 07/15/2027(a)		1,031	911,972
BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(a)	EUR	132	104,063
BCP V Modular Services Finance PLC 6.75%, 11/30/2029		1,214	822,369
EC Finance PLC 3.00%, 10/15/2026		302	257,096
Hertz Corp. (The) 4.625%, 12/01/2026(a)	U.S.$	1,307	1,068,472
5.00%, 12/01/2029(a)		714	531,115
Loxam SAS 2.875%, 04/15/2026(a)	EUR	301	243,501
4.50%, 02/15/2027		629	521,685
PROG Holdings, Inc. 6.00%, 11/15/2029(a)	U.S.$	1,655	1,324,333
United Rentals North America, Inc. 3.75%, 01/15/2032		67	52,606

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 39

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Williams Scotsman International, Inc. 4.625%, 08/15/2028(a)	U.S.$	132	$115,714

			9,050,644

			437,288,612

Financial Institutions – 7.4%
Banking – 2.0%
Ally Financial, Inc. Series B 4.70%, 05/15/2026(g)(k)		2,950	2,287,759
Series C 4.70%, 05/15/2028(k)		256	182,400
Banco Bilbao Vizcaya Argentaria SA Series 9 6.50%, 03/05/2025(g)(k)		1,200	1,043,900
Bread Financial Holdings, Inc. 4.75%, 12/15/2024(a)		1,253	1,093,572
7.00%, 01/15/2026(a)		600	526,500
CaixaBank SA 5.875%, 10/09/2027(a)(k)	EUR	1,000	820,256
Credit Suisse Group AG 6.25%, 12/18/2024(a)(k)	U.S.$	1,404	1,204,178
6.375%, 08/21/2026(a)(k)		1,290	946,038
7.50%, 07/17/2023(a)(k)		1,415	1,220,113
Discover Financial Services Series D 6.125%, 06/23/2025(k)		3,470	3,392,967
Freedom Mortgage Corp. 7.625%, 05/01/2026(a)		35	26,129
8.25%, 04/15/2025(a)		222	183,929
Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)		548	514,183
5.71%, 01/15/2026(a)		1,444	1,317,885
Societe Generale SA 8.00%, 09/29/2025(a)(k)		2,608	2,475,857

			17,235,666

Brokerage – 1.0%
Advisor Group Holdings, Inc. 10.75%, 08/01/2027(a)		1,425	1,396,454
AG Issuer LLC 6.25%, 03/01/2028(a)		376	327,898
AG TTMT Escrow Issuer LLC 8.625%, 09/30/2027(a)		1,356	1,275,433
Hightower Holding LLC 6.75%, 04/15/2029(a)		2,936	2,407,915
LPL Holdings, Inc. 4.375%, 05/15/2031(a)		75	62,721

40 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

NFP Corp. 6.875%, 08/15/2028(a)	U.S.$	2,964	$2,311,920
7.50%, 10/01/2030(a)		1,323	1,261,133

			9,043,474

Finance – 2.1%
Air Lease Corp. Series B 4.65%, 06/15/2026(k)		1,229	1,033,246
Aircastle Ltd. 5.25%, 06/15/2026(a)(k)		1,374	1,036,752
Castlelake Aviation Finance DAC 5.00%, 04/15/2027(a)		1,036	883,510
CNG Holdings, Inc. 12.50%, 06/15/2024(a)		861	733,637
Compass Group Diversified Holdings LLC 5.25%, 04/15/2029(a)		1,277	1,004,170
Curo Group Holdings Corp. 7.50%, 08/01/2028(a)		3,740	1,831,323
Enact Holdings, Inc. 6.50%, 08/15/2025(a)		207	198,788
Enova International, Inc. 8.50%, 09/01/2024(a)		343	319,244
8.50%, 09/15/2025(a)		1,996	1,734,997
goeasy Ltd. 4.375%, 05/01/2026(a)		389	343,825
Home Point Capital, Inc. 5.00%, 02/01/2026(a)		25	15,660
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 4.375%, 02/01/2029		125	101,047
4.75%, 09/15/2024		149	139,682
6.25%, 05/15/2026		189	176,558
ILFC E-Capital Trust II 5.365% (LIBOR 3 Month + 1.80%), 12/21/2065(a)		2,000	1,368,840
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(a)		2,234	1,647,103
LD Holdings Group LLC 6.50%, 11/01/2025(a)		127	75,933
Lincoln Financing SARL 3.625%, 04/01/2024(a)	EUR	390	369,148
Midcap Financial Issuer Trust 5.625%, 01/15/2030(a)	U.S.$	216	165,384
Nationstar Mortgage Holdings, Inc. 5.125%, 12/15/2030(a)		190	137,730
6.00%, 01/15/2027(a)		58	49,539

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 41

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Navient Corp. 4.875%, 03/15/2028	U.S.$	1,706	$1,305,180
5.00%, 03/15/2027		792	653,470
5.50%, 03/15/2029		79	60,128
5.625%, 08/01/2033		69	46,447
6.75%, 06/15/2026		835	758,857
6.75%, 06/25/2025		954	894,847
OneMain Finance Corp. 3.50%, 01/15/2027		174	135,850
5.375%, 11/15/2029		124	95,969
PennyMac Financial Services, Inc. 5.375%, 10/15/2025(a)		85	72,778
5.75%, 09/15/2031(a)		232	167,379
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. 3.625%, 03/01/2029(a)		225	173,137
Springleaf Finance Corp. 7.125%, 03/15/2026		180	163,498
United Wholesale Mortgage LLC 5.50%, 04/15/2029(a)		13	9,878
5.75%, 06/15/2027(a)		15	11,995
VistaJet Malta Finance PLC/XO Management Holding, Inc. 6.375%, 02/01/2030(a)		15	12,078
7.875%, 05/01/2027(a)		185	162,090

			18,089,697

Insurance – 0.6%
Acrisure LLC/Acrisure Finance, Inc. 7.00%, 11/15/2025(a)		491	448,911
10.125%, 08/01/2026(a)		1,086	1,044,870
Ardonagh Midco 2 PLC 11.50% (11.50% Cash or 12.75% PIK), 01/15/2027(a)(f)		1,926	1,899,378
AssuredPartners, Inc. 5.625%, 01/15/2029(a)		1,951	1,524,432
HUB International Ltd. 7.00%, 05/01/2026(a)		292	277,089
Molina Healthcare, Inc. 3.875%, 05/15/2032(a)		206	168,991
4.375%, 06/15/2028(a)		206	185,995

			5,549,666

Other Finance – 0.6%
Altice France Holding SA 10.50%, 05/15/2027(a)		204	159,610
Armor Holdco, Inc. 8.50%, 11/15/2029(a)		1,967	1,521,816

42 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Coinbase Global, Inc. 3.375%, 10/01/2028(a)	U.S.$	852	$533,500
3.625%, 10/01/2031(a)		818	455,712
Intrum AB 3.00%, 09/15/2027(a)(g)	EUR	360	260,222
3.125%, 07/15/2024(a)		489	436,491
3.50%, 07/15/2026(a)		705	550,082
4.875%, 08/15/2025		683	591,302
Motion Finco SARL 7.00%, 05/15/2025(a)		885	858,740

			5,367,475

REITs – 1.1%
ADLER Group SA 2.75%, 11/13/2026(a)		200	98,624
Aedas Homes Opco SLU 4.00%, 08/15/2026		1,580	1,316,063
American Finance Trust, Inc. (The) / American Finance Operating Partner LP 4.50%, 09/30/2028(a)	U.S.$	27	20,229
Apollo Commercial Real Estate Finance, Inc. 4.625%, 06/15/2029(a)		14	10,557
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(a)		2,519	2,062,024
5.75%, 05/15/2026(a)		406	369,443
Diversified Healthcare Trust 9.75%, 06/15/2025		477	432,783
Hunt Cos., Inc. 5.25%, 04/15/2029(a)		32	24,492
Iron Mountain, Inc. 4.50%, 02/15/2031(a)		53	41,028
4.875%, 09/15/2027(a)		224	200,862
4.875%, 09/15/2029(a)		161	132,358
5.25%, 03/15/2028(a)		1,576	1,383,686
5.625%, 07/15/2032(a)		169	135,136
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.25%, 02/01/2027(a)		13	10,638
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75%, 06/15/2029(a)		99	74,187
Neinor Homes SA 4.50%, 10/15/2026(a)	EUR	786	645,371
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75%, 01/15/2029(a)	U.S.$	236	170,235
Rithm Capital Corp. 6.25%, 10/15/2025(a)		18	15,307

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 43

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

SBA Communications Corp. 3.125%, 02/01/2029	U.S.$	82	$65,935
Service Properties Trust 4.95%, 10/01/2029		124	84,814
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 7.875%, 02/15/2025(a)		187	182,188
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 4.75%, 04/15/2028(a)		244	193,160
Via Celere Desarrollos Inmobiliarios SA 5.25%, 04/01/2026	EUR	771	667,696
Vivion Investments SARL 3.00%, 08/08/2024(a)(g)		1,000	889,079
3.50%, 11/01/2025(a)		400	347,697

			9,573,592

			64,859,570

Utility – 0.7%
Electric – 0.5%
Algonquin Power & Utilities Corp. 4.75%, 01/18/2082	U.S.$	242	196,128
Calpine Corp. 3.75%, 03/01/2031(a)		226	177,714
5.125%, 03/15/2028(a)		362	313,036
ContourGlobal Power Holdings SA 3.125%, 01/01/2028(a)	EUR	167	121,383
NextEra Energy Operating Partners LP 3.875%, 10/15/2026(a)	U.S.$	180	164,905
4.25%, 07/15/2024(a)		202	193,651
4.50%, 09/15/2027(a)		105	95,916
NRG Energy, Inc. 3.375%, 02/15/2029(a)		252	204,270
3.625%, 02/15/2031(a)		13	10,150
3.875%, 02/15/2032(a)		12	9,382
5.25%, 06/15/2029(a)		225	198,140
5.75%, 01/15/2028		207	191,955
6.625%, 01/15/2027		7	6,888
PG&E Corp. 5.00%, 07/01/2028		209	180,787
5.25%, 07/01/2030		38	32,392
Vistra Corp. 7.00%, 12/15/2026(a)(k)		835	730,082
8.00%, 10/15/2026(a)(k)		1,003	922,079
Vistra Operations Co. LLC 4.375%, 05/01/2029(a)		207	173,012
5.00%, 07/31/2027(a)		200	180,578

44 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.50%, 09/01/2026(a)	U.S.$	132	$123,287
5.625%, 02/15/2027(a)		163	152,653

			4,378,388

Natural Gas – 0.0%
AmeriGas Partners LP / AmeriGas Finance Corp. 5.625%, 05/20/2024		170	163,937
5.875%, 08/20/2026		180	163,918

			327,855

Other Utility – 0.2%
Solaris Midstream Holdings LLC 7.625%, 04/01/2026(a)		1,376	1,283,654

			5,989,897

Total Corporates – Non-Investment Grade (cost $618,608,727)			508,138,079

CORPORATES - INVESTMENT GRADE – 11.1%
Financial Institutions – 5.7%
Banking – 3.1%
Ally Financial, Inc. 8.00%, 11/01/2031		39	41,040
Banco Santander SA 5.179%, 11/19/2025		400	385,971
Bank of America Corp. Series X 6.25%, 09/05/2024(k)		3,231	3,113,526
Series Z 6.50%, 10/23/2024(k)		57	56,032
Bank of Ireland Group PLC 6.253%, 09/16/2026(a)		655	640,958
Barclays PLC 7.125%, 06/15/2025(k)	GBP	404	390,155
7.25%, 03/15/2023(a)(k)		219	234,511
8.00%, 03/15/2029(k)	U.S.$	1,402	1,230,057
BNP Paribas SA 7.75%, 08/16/2029(a)(k)		2,205	2,042,688
Citigroup, Inc. 5.95%, 01/30/2023(k)		2,689	2,658,159
Series W 4.00%, 12/10/2025(k)		413	348,490
Credit Agricole SA 8.125%, 12/23/2025(a)(k)		1,461	1,415,344
8.125%, 03/23/2171(k)		448	432,149
Credit Suisse Group AG 6.373%, 07/15/2026(a)		323	312,618

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 45

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Deutsche Bank AG 5.882%, 07/08/2031	U.S.$	200	$160,995
Goldman Sachs Group, Inc. (The) Series P 5.00%, 11/10/2022(k)		2,134	1,983,800
HSBC Holdings PLC 4.75%, 07/04/2029(a)(k)	EUR	1,595	1,203,646
4.762%, 03/29/2033	U.S.$	901	745,876
6.00%, 09/29/2023(a)(k)	EUR	1,819	1,755,292
ING Groep NV 6.50%, 04/16/2025(k)	U.S.$	520	464,156
Lloyds Banking Group PLC 7.625%, 06/27/2023(a)(k)	GBP	1,760	2,001,015
Nordea Bank Abp 6.625%, 03/26/2026(a)(k)	U.S.$	3,065	2,814,922
Standard Chartered PLC 7.75%, 04/02/2023(a)(k)		232	227,360
7.75%, 08/15/2027(a)(k)		255	231,442
Swedbank AB Series NC5 5.625%, 09/17/2024(a)(k)		1,000	925,194
UBS Group AG 7.00%, 02/19/2025(a)(k)		620	588,689
UniCredit SpA 5.861%, 06/19/2032(a)		401	332,740

			26,736,825

Brokerage – 0.1%
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(k)		1,251	1,031,402

Finance – 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 01/30/2032		913	689,473
Aircastle Ltd. 4.25%, 06/15/2026		33	29,593
5.25%, 08/11/2025(a)		2,239	2,109,109
Aviation Capital Group LLC 3.50%, 11/01/2027(a)		295	245,058
4.125%, 08/01/2025(a)		395	361,917
4.875%, 10/01/2025(a)		319	297,965
Huarong Finance 2017 Co., Ltd. 4.75%, 04/27/2027(a)		200	155,725
Huarong Finance 2019 Co., Ltd. 3.75%, 05/29/2024(a)		343	311,238

46 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Huarong Finance II Co., Ltd. 4.875%, 11/22/2026(a)	U.S.$	430	$350,934
5.50%, 01/16/2025(a)		1,082	962,304

			5,513,316

Insurance – 1.6%
Allstate Corp. (The) 6.50%, 05/15/2057		1,657	1,624,076
Centene Corp. 2.45%, 07/15/2028		244	198,425
2.625%, 08/01/2031		2,925	2,214,287
3.00%, 10/15/2030		137	108,425
3.375%, 02/15/2030		214	174,953
4.25%, 12/15/2027		177	161,793
4.625%, 12/15/2029		226	203,027
Enstar Finance LLC 5.50%, 01/15/2042		216	172,664
Global Atlantic Fin Co. 4.70%, 10/15/2051(a)		39	29,090
Liberty Mutual Group, Inc. 4.125%, 12/15/2051(a)		43	33,879
4.30%, 02/01/2061(a)		32	20,839
7.80%, 03/15/2037(a)		2,187	2,448,874
MetLife, Inc. 10.75%, 08/01/2039		2,350	3,065,733
MGIC Investment Corp. 5.25%, 08/15/2028		189	168,789
Prudential Financial, Inc. 5.20%, 03/15/2044		340	324,976
5.625%, 06/15/2043		1,082	1,063,879
Transatlantic Holdings, Inc. 8.00%, 11/30/2039		1,261	1,509,475

			13,523,184

Other Finance – 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45%, 04/03/2026		235	219,786

REITs – 0.3%
HAT Holdings I LLC/HAT Holdings II LLC 3.375%, 06/15/2026(a)		41	32,902
MPT Operating Partnership LP/MPT Finance Corp. 5.00%, 10/15/2027		120	103,647
5.25%, 08/01/2026		137	125,421
Office Properties Income Trust 3.45%, 10/15/2031		1,582	958,879

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 47

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Trust Fibra Uno 4.869%, 01/15/2030(a)	U.S.$	605	$460,670
VICI Properties LP/VICI Note Co., Inc. 5.75%, 02/01/2027(a)		767	722,458

			2,403,977

			49,428,490

Industrial – 5.4%
Basic – 1.0%
ArcelorMittal SA 6.75%, 03/01/2041		362	332,630
Arconic Corp. 6.00%, 05/15/2025(a)		981	945,821
Braskem Netherlands Finance BV 4.50%, 01/31/2030(a)		1,342	1,078,700
Celanese US Holdings LLC 5.90%, 07/05/2024		626	617,621
6.05%, 03/15/2025		626	611,653
Freeport Indonesia PT 4.763%, 04/14/2027(a)		281	254,305
Freeport-McMoRan, Inc. 5.45%, 03/15/2043		694	573,181
Georgia-Pacific LLC 8.875%, 05/15/2031		1	1,215
Industrias Penoles SAB de CV 5.65%, 09/12/2049(a)		386	317,195
INEOS Finance PLC 2.875%, 05/01/2026(a)	EUR	1,692	1,388,116
3.375%, 03/31/2026(a)		351	293,708
MEGlobal Canada ULC 5.875%, 05/18/2030(a)	U.S.$	343	337,855
Nexa Resources SA 6.50%, 01/18/2028(a)		973	889,716
Smurfit Kappa Treasury Funding DAC 7.50%, 11/20/2025		238	250,523
Suzano Austria GmbH 5.00%, 01/15/2030		652	563,768
Series DM3N 3.125%, 01/15/2032		331	236,872

			8,692,879

Capital Goods – 0.3%
General Electric Co. Series D 6.623% (LIBOR 3 Month + 3.33%), 12/15/2022(i)(k)		1,681	1,577,450
Howmet Aerospace, Inc. 3.00%, 01/15/2029		198	161,865

48 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.125%, 10/01/2024	U.S.$	164	$160,261
5.90%, 02/01/2027		119	114,626
5.95%, 02/01/2037		187	169,290
6.875%, 05/01/2025		89	89,598
Textron Financial Corp. 4.64% (LIBOR 3 Month + 1.74%), 02/15/2042(a)(i)		575	402,236
Weir Group PLC (The) 2.20%, 05/13/2026(a)		200	168,059

			2,843,385

Communications - Media – 0.5%
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)		2,295	1,983,043
Netflix, Inc. 4.875%, 04/15/2028		247	231,366
Paramount Global 6.25%, 02/28/2057		200	174,367
6.375%, 03/30/2062		89	77,115
Prosus NV 4.027%, 08/03/2050(a)		331	186,187
Warnermedia Holdings, Inc. 3.755%, 03/15/2027(a)		745	668,663
4.054%, 03/15/2029(a)		179	154,823
4.279%, 03/15/2032(a)		1,034	851,353

			4,326,917

Communications - Telecommunications – 0.2%
Lumen Technologies, Inc. 4.00%, 02/15/2027(a)		70	59,395
Sprint Capital Corp. 6.875%, 11/15/2028		154	158,277
8.75%, 03/15/2032		790	915,659
Sprint Corp. 7.125%, 06/15/2024		160	162,639
7.625%, 02/15/2025		165	169,679
7.625%, 03/01/2026		186	192,984

			1,658,633

Consumer Cyclical - Automotive – 0.1%
General Motors Co. 5.20%, 04/01/2045		19	14,554
General Motors Financial Co., Inc. 5.65%, 01/17/2029		30	28,395
Lear Corp. 3.50%, 05/30/2030		3	2,451
4.25%, 05/15/2029		17	14,979

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 49

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)	U.S.$	1,084	$933,457

			993,836

Consumer Cyclical - Other – 0.5%
Genting New York LLC/GENNY Capital, Inc. 3.30%, 02/15/2026(a)		218	191,484
MDC Holdings, Inc. 6.00%, 01/15/2043		1,881	1,433,152
Owens Corning 7.00%, 12/01/2036		777	801,620
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/06/2031(a)		1,100	787,430
Sands China Ltd. 3.75%, 08/08/2031		285	205,481
4.875%, 06/18/2030		935	724,625

			4,143,792

Consumer Cyclical - Retailers – 0.3%
Macy’s Retail Holdings LLC 5.875%, 04/01/2029(a)		552	443,050
5.875%, 03/15/2030(a)		1,064	841,582
6.125%, 03/15/2032(a)		569	436,238
Nordstrom, Inc. 4.25%, 08/01/2031		188	129,161
4.375%, 04/01/2030		92	67,415
5.00%, 01/15/2044		13	8,017
QVC, Inc. 4.375%, 09/01/2028		5	3,412
4.75%, 02/15/2027		213	161,016
4.85%, 04/01/2024		133	125,137

			2,215,028

Consumer Non-Cyclical – 0.7%
Charles River Laboratories International, Inc. 3.75%, 03/15/2029(a)		770	640,996
4.00%, 03/15/2031(a)		1,241	1,009,876
Newell Brands, Inc. 4.45%, 04/01/2026		687	632,063
4.875%, 06/01/2025		170	164,547
5.625%, 04/01/2036		57	47,236
5.75%, 04/01/2046		41	32,078
6.375%, 09/15/2027		1,500	1,487,558
6.625%, 09/15/2029		1,500	1,466,896
Pilgrim’s Pride Corp. 3.50%, 03/01/2032(a)		1,249	942,019

			6,423,269

50 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Energy – 0.9%
Antero Resources Corp. 7.625%, 02/01/2029(a)	U.S.$	24	$24,003
Apache Corp. 4.75%, 04/15/2043		74	55,242
5.10%, 09/01/2040		134	108,401
6.00%, 01/15/2037		93	84,768
Cenovus Energy, Inc. 6.75%, 11/15/2039		30	29,760
Cheniere Energy Partners LP 4.50%, 10/01/2029		603	532,413
Continental Resources, Inc./OK 5.75%, 01/15/2031(a)		970	876,656
Ecopetrol SA 4.625%, 11/02/2031		588	409,395
5.875%, 11/02/2051		118	68,735
6.875%, 04/29/2030		1,035	869,400
Energy Transfer LP 3.90%, 07/15/2026		32	29,824
4.40%, 03/15/2027		1,466	1,368,669
4.75%, 01/15/2026		25	24,130
EQT Corp. 3.90%, 10/01/2027		291	265,069
Hunt Oil Co. of Peru LLC Sucursal Del Peru 6.375%, 06/01/2028(a)		185	164,598
Oleoducto Central SA 4.00%, 07/14/2027(a)		424	328,149
Patterson-UTI Energy, Inc. 3.95%, 02/01/2028		175	144,033
Western Midstream Operating LP 3.35%, 02/01/2025		194	180,571
3.95%, 06/01/2025		225	209,881
4.30%, 02/01/2030		817	695,008
4.50%, 03/01/2028		381	340,342
4.75%, 08/15/2028		453	411,350
5.45%, 04/01/2044		193	159,465
5.50%, 02/01/2050		86	69,491

			7,449,353

Other Industrial – 0.2%
Alfa SAB de CV 5.25%, 03/25/2024(a)		1,580	1,566,578
Fluor Corp. 4.25%, 09/15/2028		227	197,462

			1,764,040

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 51

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Services – 0.0%
Expedia Group, Inc. 6.25%, 05/01/2025(a)	U.S.$	176	$177,075
Verisk Analytics, Inc. 5.50%, 06/15/2045		5	4,701

			181,776

Technology – 0.3%
Booz Allen Hamilton, Inc. 3.875%, 09/01/2028(a)		166	142,685
Broadcom, Inc. 4.00%, 04/15/2029(a)		211	186,003
4.15%, 04/15/2032(a)		1,017	855,680
Dell International LLC/EMC Corp. 8.35%, 07/15/2046		130	140,766
HP, Inc. 5.50%, 01/15/2033		1,353	1,199,994
MSCI, Inc. 3.625%, 09/01/2030(a)		132	110,403
Nokia Oyj 6.625%, 05/15/2039		194	179,644
Western Digital Corp. 3.10%, 02/01/2032		199	135,869

			2,951,044

Transportation - Airlines – 0.4%
American Airlines Pass Through Trust 4.95%, 01/15/2023		89	87,044
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)		716	665,880
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(a)		2,360	2,311,493

			3,064,417

Transportation - Services – 0.0%
Ashtead Capital, Inc. 5.50%, 08/11/2032(a)		381	353,111

			47,061,480

Utility – 0.0%
Electric – 0.0%
FirstEnergy Corp. Series C 5.35%, 07/15/2047		48	40,497

Total Corporates – Investment Grade (cost $105,922,743)			96,530,467

52 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 5.8%
Risk Share Floating Rate – 4.6%
Bellemeade Re Ltd. Series 2018-3A, Class M2 5.834% (LIBOR 1 Month + 2.75%), 10/25/2028(a)(i)	U.S.$	915	$890,743
Series 2019-3A, Class M1C 5.034% (LIBOR 1 Month + 1.95%), 07/25/2029(a)(i)		1,555	1,536,308
Series 2019-4A, Class M2 5.934% (LIBOR 1 Month + 2.85%), 10/25/2029(a)(i)		475	450,314
Connecticut Avenue Securities Trust Series 2018-R07, Class 1B1 7.434% (LIBOR 1 Month + 4.35%), 04/25/2031(a)(i)		441	441,255
Eagle Re Ltd. Series 2018-1, Class M2 6.084% (LIBOR 1 Month + 3.00%), 11/25/2028(a)(i)		2,764	2,740,919
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 7.334% (LIBOR 1 Month + 4.25%), 11/25/2023(i)		783	791,732
Series 2014-DN3, Class M3 7.084% (LIBOR 1 Month + 4.00%), 08/25/2024(i)		42	42,008
Series 2014-HQ2, Class M3 6.834% (LIBOR 1 Month + 3.75%), 09/25/2024(i)		1,519	1,538,221
Series 2015-DN1, Class B 14.584% (LIBOR 1 Month + 11.50%), 01/25/2025(i)		1,345	1,368,655
Series 2015-DNA1, Class B 12.284% (LIBOR 1 Month + 9.20%), 10/25/2027(i)		593	609,281
Series 2015-DNA1, Class M3 6.384% (LIBOR 1 Month + 3.30%), 10/25/2027(i)		47	47,170
Series 2015-DNA2, Class B 10.634% (LIBOR 1 Month + 7.55%), 12/25/2027(i)		1,414	1,428,290
Series 2015-DNA3, Class B 12.434% (LIBOR 1 Month + 9.35%), 04/25/2028(i)		1,016	1,046,256

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 53

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2015-HQ1, Class B 13.834% (LIBOR 1 Month + 10.75%), 03/25/2025(i)	U.S.$	1,932	$1,929,480
Series 2015-HQA1, Class B 11.884% (LIBOR 1 Month + 8.80%), 03/25/2028(i)		1,002	996,388
Series 2016-DNA2, Class B 13.584% (LIBOR 1 Month + 10.50%), 10/25/2028(i)		854	883,620
Series 2016-DNA3, Class B 14.334% (LIBOR 1 Month + 11.25%), 12/25/2028(i)		2,750	2,910,921
Series 2016-DNA4, Class B 11.684% (LIBOR 1 Month + 8.60%), 03/25/2029(i)		392	381,782
Series 2016-HQA2, Class B 14.584% (LIBOR 1 Month + 11.50%), 11/25/2028(i)		421	451,476
Series 2017-DNA2, Class B1 8.234% (LIBOR 1 Month + 5.15%), 10/25/2029(i)		978	1,024,979
Series 2017-DNA3, Class B1 7.534% (LIBOR 1 Month + 4.45%), 03/25/2030(i)		323	328,719
Series 2019-DNA3, Class M2 5.134% (LIBOR 1 Month + 2.05%), 07/25/2049(a)(i)		289	284,602
Series 2020-HQA2, Class M2 6.184% (LIBOR 1 Month + 3.10%), 03/25/2050(a)(i)		43	44,003
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C05, Class 2B 11.244% (LIBOR 1 Month + 10.75%), 01/25/2029(i)		1,817	1,905,844
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C01, Class M2 7.484% (LIBOR 1 Month + 4.40%), 01/25/2024(i)		711	720,341
Series 2014-C04, Class 1M2 7.984% (LIBOR 1 Month + 4.90%), 11/25/2024(i)		1,032	1,066,686
Series 2015-C02, Class 1M2 7.084% (LIBOR 1 Month + 4.00%), 05/25/2025(i)		159	161,225

54 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2015-C03, Class 1M2 8.084% (LIBOR 1 Month + 5.00%), 07/25/2025(i)	U.S.$	472	$480,900
Series 2015-C04, Class 1M2 8.784% (LIBOR 1 Month + 5.70%), 04/25/2028(i)		1,117	1,156,549
Series 2015-C04, Class 2M2 8.634% (LIBOR 1 Month + 5.55%), 04/25/2028(i)		345	352,876
Series 2016-C01, Class 1B 14.834% (LIBOR 1 Month + 11.75%), 08/25/2028(i)		675	728,001
Series 2016-C01, Class 1M2 9.834% (LIBOR 1 Month + 6.75%), 08/25/2028(i)		985	1,039,739
Series 2016-C01, Class 2M2 10.034% (LIBOR 1 Month + 6.95%), 08/25/2028(i)		191	197,240
Series 2016-C02, Class 1B 15.334% (LIBOR 1 Month + 12.25%), 09/25/2028(i)		447	489,228
Series 2016-C02, Class 1M2 9.084% (LIBOR 1 Month + 6.00%), 09/25/2028(i)		534	553,325
Series 2016-C03, Class 1B 14.834% (LIBOR 1 Month + 11.75%), 10/25/2028(i)		371	400,756
Series 2016-C03, Class 2B 15.834% (LIBOR 1 Month + 12.75%), 10/25/2028(i)		630	698,217
Series 2016-C04, Class 1B 13.334% (LIBOR 1 Month + 10.25%), 01/25/2029(i)		1,477	1,544,932
Series 2016-C06, Class 1B 12.334% (LIBOR 1 Month + 9.25%), 04/25/2029(i)		1,277	1,296,940
Series 2016-C07, Class 2B 12.584% (LIBOR 1 Month + 9.50%), 05/25/2029(i)		1,555	1,580,370
Series 2017-C03, Class 1B1 7.934% (LIBOR 1 Month + 4.85%), 10/25/2029(i)		142	147,941
Series 2017-C05, Class 1B1 6.684% (LIBOR 1 Month + 3.60%), 01/25/2030(i)		319	316,388

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 55

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2018-C01, Class 1B1 6.634% (LIBOR 1 Month + 3.55%), 07/25/2030(i)	U.S.$	1,102	$1,097,518
Home Re Ltd. Series 2018-1, Class M2 6.084% (LIBOR 1 Month + 3.00%), 10/25/2028(a)(i)		944	934,358
JPMorgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 8.584% (LIBOR 1 Month + 5.50%), 10/25/2025(h)(i)		424	414,123
Traingle Re Ltd. Series 2020-1, Class M2 8.684% (LIBOR 1 Month + 5.60%), 10/25/2030(a)(i)		458	460,541
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 8.584% (LIBOR 1 Month + 5.50%), 11/25/2025(h)(i)		142	133,601

			40,044,761

Non-Agency Fixed Rate – 0.4%
Alternative Loan Trust Series 2006-24CB, Class A15 5.75%, 08/25/2036		512	295,632
Series 2006-42, Class 1A6 6.00%, 01/25/2047		460	283,878
Series 2006-HY12, Class A5 3.566%, 08/25/2036		542	493,235
Series 2006-J1, Class 1A10 5.50%, 02/25/2036		584	425,448
Series 2006-J5, Class 1A1 6.50%, 09/25/2036		517	308,788
Bear Stearns ARM Trust Series 2007-3, Class 1A1 3.233%, 05/25/2047		82	75,276
Series 2007-4, Class 22A1 3.695%, 06/25/2047		314	288,576
ChaseFlex Trust Series 2007-1, Class 1A3 6.50%, 02/25/2037		401	157,268
CHL Mortgage Pass-Through Trust Series 2007-HY4, Class 1A1 3.339%, 09/25/2047		93	83,073
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 3.328%, 03/25/2037		48	42,753

56 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A4 5.75%, 03/25/2037	U.S.$	459	$395,175
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 08/25/2036		192	87,344
Residential Accredit Loans, Inc. Trust Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		208	179,336
Residential Asset Securitization Trust Series 2006-A8, Class 3A4 6.00%, 08/25/2036		126	66,935
Washington Mutual Mortgage Pass-Through Certificates Trust Series 2006-9, Class A4 4.306%, 10/25/2036		1,241	349,572
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 3.24%, 12/28/2037		324	295,802

			3,828,091

Non-Agency Floating Rate – 0.4%
Alternative Loan Trust Series 2007-7T2, Class A3 3.684% (LIBOR 1 Month + 0.60%), 04/25/2037(i)		1,998	687,312
Countrywide Home Loan Mortgage Pass-Through Trust Series 2007-13, Class A7 3.684% (LIBOR 1 Month + 0.60%), 08/25/2037(i)		292	124,090
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A6 2.466% (5.55% – LIBOR 1 Month), 04/25/2037(i)(l)		71	7,599
Series 2007-FA2, Class 1A10 3.334% (LIBOR 1 Month + 0.25%), 04/25/2037(i)		210	56,212
Lehman XS Trust Series 2007-10H, Class 2AIO 4.436% (7.00% – LIBOR 1 Month), 07/25/2037(i)(l)		128	12,220
Residential Accredit Loans, Inc. Trust Series 2006-QS18, Class 2A2 3.466% (6.55% – LIBOR 1 Month), 12/25/2036(i)(l)		1,861	176,057

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 57

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Wachovia Mortgage Loan Trust Series 2006-ALT1, Class A2 1.445% (LIBOR 1 Month + 0.36%), 01/25/2037(i)	U.S.$	5,356	$2,191,343

			3,254,833

Agency Fixed Rate – 0.4%
Federal Home Loan Mortgage Corp. Series 247, Class 54 5.50%, 04/15/2036(m)		4,698	1,054,452
Federal Home Loan Mortgage Corp. REMICs Series 4767, Class KI 6.00%, 03/15/2048(m)		10,397	2,157,514

			3,211,966

Total Collateralized Mortgage Obligations (cost $53,673,701)			50,339,651

BANK LOANS – 5.3%
Industrial – 4.8%
Capital Goods – 0.6%
ACProducts Holdings, Inc.
7.127% (LIBOR 3 Month + 4.25%), 05/17/2028(n)		1,468	1,077,499
7.924% (LIBOR 3 Month + 4.25%), 05/17/2028(n)		484	355,539
Apex Tool Group, LLC 8.098% (SOFR 1 Month + 5.25%), 02/08/2029(n)		1,735	1,528,828
Chariot Buyer, LLC 6.615% (LIBOR 1 Month + 3.50%), 11/03/2028(n)		159	143,913
Granite US Holdings Corporation 7.688% (LIBOR 3 Month + 4.00%), 09/30/2026(b)(n)		1,513	1,452,227
TransDigm, Inc. 5.924% (LIBOR 3 Month + 2.25%), 12/09/2025(n)		343	328,166

			4,886,172

Communications - Media – 0.2%
Advantage Sales & Marketing, Inc. 7.053% (LIBOR 1 Month + 4.50%), 10/28/2027(n)		1,719	1,528,817
Clear Channel Outdoor Holdings, Inc. 6.306% (LIBOR 3 Month + 3.50%), 08/21/2026(n)		315	280,454

58 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) 6.115% (LIBOR 1 Month + 3.00%), 05/01/2026(n)	U.S.$	355	$332,534

			2,141,805

Communications - Telecommunications – 0.8%
Crown Subsea Communications Holding, Inc. 7.314% (LIBOR 1 Month + 4.75%), 04/27/2027(b)(n)		1,515	1,457,792
DIRECTV Financing, LLC 8.115% (LIBOR 1 Month + 5.00%), 08/02/2027(n)		637	591,856
Intrado Corporation (West Corp/Olympus Merger) 7.115% (LIBOR 1 Month + 4.00%), 10/10/2024(n)		957	817,215
Proofpoint, Inc. 9.320% (LIBOR 3 Month + 6.25%), 08/31/2029(n)		2,480	2,377,700
Zacapa SARL 7.803% (SOFR 3 Month + 4.25%), 03/22/2029(n)		2,132	2,020,595

			7,265,158

Consumer Cyclical - Automotive – 0.1%
Clarios Global LP 6.365% (LIBOR 1 Month + 3.25%), 04/30/2026(n)		431	406,809

Consumer Cyclical - Other – 0.2%
Caesars Resort Collection, LLC 5.865% (LIBOR 1 Month + 2.75%), 12/23/2024(n)		1,332	1,298,573

Consumer Cyclical - Restaurants – 0.1%
IRB Holding Corp. 5.274% (LIBOR 1 Month + 2.75%), 02/05/2025(n)		829	799,671

Consumer Cyclical - Retailers – 0.1%
Great Outdoors Group, LLC 6.865% (LIBOR 1 Month + 3.75%), 03/06/2028(n)		478	440,511
Restoration Hardware, Inc. 6.384% (SOFR 1 Month + 3.25%), 10/20/2028(n)		840	762,560

			1,203,071

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 59

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Non-Cyclical – 1.0%
Gainwell Acquisition Corp. 7.674% (LIBOR 3 Month + 4.00%), 10/01/2027(n)	U.S.$	1,218	$1,158,299
Global Medical Response, Inc. 7.365% (LIBOR 1 Month + 4.25%), 03/14/2025(n)		891	769,558
Kronos Acquisition Holdings, Inc. 6.820% (LIBOR 3 Month + 3.75%), 12/22/2026(n)		776	717,100
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 6.871% (LIBOR 1 Month + 3.75%), 11/16/2025(n)		793	735,312
Mallinckrodt International Finance S.A. 8.733% (LIBOR 3 Month + 5.25%), 09/30/2027(n)		858	690,533
Padagis, LLC 7.043% (LIBOR 3 Month + 4.75%), 07/06/2028(b)(n)		471	407,059
PetSmart, LLC 6.870% (LIBOR 1 Month + 3.75%), 02/11/2028(n)		2,208	2,084,444
US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.) 8.924% (LIBOR 3 Month + 5.25%), 12/15/2027(n)		1,950	1,714,743

			8,277,048

Energy – 0.5%
CITGO Petroleum Corporation 9.365% (LIBOR 1 Month + 6.25%), 03/28/2024(n)		510	510,106
GIP II Blue Holding, L.P. 8.174% (LIBOR 3 Month + 4.50%), 09/29/2028(n)		2,946	2,895,751
Parkway Generation, LLC
7.865% (LIBOR 1 Month + 4.75%), 02/18/2029(n)		876	853,710
7.865% (LIBOR 1 Month + 4.75%), 02/18/2029(b)(n)		120	117,150

			4,376,717

Other Industrial – 0.3%
American Tire Distributors, Inc. 9.033% (LIBOR 3 Month + 6.25%), 10/20/2028(n)		2,103	1,951,596

60 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Dealer Tire, LLC 7.365% (LIBOR 1 Month + 4.25%), 12/12/2025(n)	U.S.$	292	$283,362
FCG Acquisitions, Inc. 10.424% (LIBOR 3 Month + 6.75%), 03/30/2029(b)(n)		640	601,600
Rockwood Service Corporation 7.365% (LIBOR 1 Month + 4.25%), 01/23/2027(n)		84	81,558

			2,918,116

Services – 0.1%
Amentum Government Services Holdings, LLC
7.674% (LIBOR 3 Month + 4.00%), 01/29/2027(n)		235	223,511
8.170% (LIBOR 3 Month + 4.00%), 01/29/2027(n)		78	74,171
Verscend Holding Corp. 7.115% (LIBOR 1 Month + 4.00%), 08/27/2025(n)		746	721,667

			1,019,349

Technology – 0.8%
Ascend Learning, LLC 8.865% (LIBOR 1 Month + 5.75%), 12/10/2029(n)		840	727,129
Banff Guarantor, Inc. 8.615% (LIBOR 1 Month + 5.50%), 02/27/2026(n)		690	638,250
Boxer Parent Company, Inc. 6.865% (LIBOR 1 Month + 3.75%), 10/02/2025(n)		1,488	1,407,237
Endurance International Group Holdings, Inc. 6.185% (LIBOR 1 Month + 3.50%), 02/10/2028(n)		1,969	1,653,816
FINThrive Software Intermediate Holdings, Inc. 9.865% (LIBOR 1 Month + 6.75%), 12/17/2029(n)		660	562,102
Loyalty Ventures, Inc. 7.615% (LIBOR 1 Month + 4.50%), 11/03/2027(n)		1,643	492,850
Peraton Corp. 6.865% (LIBOR 1 Month + 3.75%), 02/01/2028(n)		619	585,529
Presidio Holdings, Inc.
6.310% (LIBOR 3 Month + 3.50%), 01/22/2027(b)(n)		373	359,024

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 61

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

6.620% (LIBOR 1 Month + 3.50%), 01/22/2027(b)(n)	U.S.$	17	$15,918
Veritas US, Inc. 8.674% (LIBOR 3 Month + 5.00%), 09/01/2025(n)		577	455,415

			6,897,270

			41,489,759

Financial Institutions – 0.3%
Finance – 0.0%
Orbit Private Holdings I Ltd. 6.750% (LIBOR 3 Month + 4.50%), 12/11/2028(b)(n)		238	230,756

Insurance – 0.3%
Jones DesLauriers Insurance Management, Inc. 10.998% (CDOR 3 Month + 7.50%), 03/26/2029(b)(n)	CAD	1,725	1,130,407
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 6.865% (LIBOR 1 Month + 3.75%), 09/03/2026(n)	U.S.$	1,366	1,302,582

			2,432,989

			2,663,745

Utility – 0.2%
Electric – 0.2%
Granite Generation LLC
6.000% (LIBOR 3 Month + 3.75%), 11/09/2026(n)		313	292,671
6.274% (LIBOR 1 Month + 3.75%), 11/09/2026(n)		1,564	1,462,241

			1,754,912

Total Bank Loans (cost $50,479,194)			45,908,416

EMERGING MARKETS - CORPORATE BONDS – 5.2%
Industrial – 4.4%
Basic – 1.2%
Braskem Idesa SAPI 6.99%, 02/20/2032(a)		652	431,950
7.45%, 11/15/2029(a)		1,010	765,075
Cia de Minas Buenaventura SAA 5.50%, 07/23/2026(a)		1,072	888,956
Consolidated Energy Finance SA 5.625%, 10/15/2028(a)		196	158,403

62 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

CSN Inova Ventures 6.75%, 01/28/2028(a)	U.S.$	2,644	$2,284,251
Eldorado Gold Corp. 6.25%, 09/01/2029(a)		986	749,360
First Quantum Minerals Ltd. 6.875%, 10/15/2027(a)		1,215	1,093,500
7.50%, 04/01/2025(a)		261	248,603
Indika Energy Capital IV Pte Ltd. 8.25%, 10/22/2025(a)		1,431	1,320,097
OCP SA 3.75%, 06/23/2031(a)		403	301,192
Stillwater Mining Co. 4.00%, 11/16/2026(a)		319	262,836
4.50%, 11/16/2029(a)		309	228,621
Vedanta Resources Finance II PLC 13.875%, 01/21/2024(a)		2,112	1,757,316
Volcan Cia Minera SAA 4.375%, 02/11/2026(a)		345	282,534

			10,772,694

Capital Goods – 0.3%
Cemex SAB de CV 5.125%, 06/08/2026(a)(k)		505	405,263
7.375%, 06/05/2027(a)		424	421,880
Embraer Netherlands Finance BV 5.40%, 02/01/2027		918	836,711
6.95%, 01/17/2028(a)		724	679,564
IHS Holding Ltd. 5.625%, 11/29/2026(a)		402	315,017
6.25%, 11/29/2028(a)		383	294,862
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(a)		2,661	5,323

			2,958,620

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		1,130	850,325

Communications - Telecommunications – 0.1%
CT Trust 5.125%, 02/03/2032(a)		230	173,075
Digicel Group Holdings Ltd. 7.00%, 10/17/2022(f)(h)(k)		95	14,188
Digicel International Finance Ltd./Digicel international Holdings Ltd. 8.75%, 05/25/2024(a)		657	597,155

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 63

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

MTN Mauritius Investments Ltd. 6.50%, 10/13/2026(a)	U.S.$	380	$364,634

			1,149,052

Consumer Cyclical - Other – 0.9%
Allwyn Entertainment Financing UK PLC 4.446% (EURIBOR 3 Month + 4.12%), 02/15/2028(i)	EUR	650	587,327
Allwyn International AS 3.875%, 02/15/2027(a)		170	139,951
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(a)	U.S.$	1,356	816,990
5.625%, 07/17/2027(a)		965	649,143
5.75%, 07/21/2028(a)		1,255	793,788
MGM China Holdings Ltd. 4.75%, 02/01/2027(a)		1,322	1,019,592
5.25%, 06/18/2025(a)		222	185,689
5.375%, 05/15/2024(a)		398	346,260
5.875%, 05/15/2026(a)		414	336,375
Studio City Co., Ltd. 7.00%, 02/15/2027(a)		289	242,760
Studio City Finance Ltd. 5.00%, 01/15/2029(a)		609	289,275
6.00%, 07/15/2025(a)		448	268,800
6.50%, 01/15/2028(a)		199	96,055
Wynn Macau Ltd. 4.875%, 10/01/2024(a)		286	230,230
5.50%, 01/15/2026(a)		734	551,895
5.50%, 10/01/2027(a)		747	515,430
5.625%, 08/26/2028(a)		717	480,390

			7,549,950

Consumer Cyclical - Retailers – 0.0%
K201640219 South Africa Ltd. Zero Coupon, 06/25/2023(b)(c)	ZAR	66	– 0	–
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(c)(f)(h)	U.S.$	1,100	533
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(a)(c)(f)		771	77

			610

Consumer Non-Cyclical – 0.8%
BBFI Liquidating Trust 0.00%, 12/30/2099(b)(h)(k)		780	447,559
BRF SA 4.875%, 01/24/2030(a)		455	357,118
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(a)		161	138,460

64 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

MARB BondCo PLC 3.95%, 01/29/2031(a)	U.S.$	2,318	$1,666,063
Natura & Co. Luxembourg Holdings SARL 6.00%, 04/19/2029(a)		837	682,364
Teva Pharmaceutical Finance Netherlands II BV 3.75%, 05/09/2027	EUR	446	367,521
4.375%, 05/09/2030		1,000	770,748
Teva Pharmaceutical Finance Netherlands III BV 4.75%, 05/09/2027	U.S.$	517	436,831
5.125%, 05/09/2029		517	422,529
7.125%, 01/31/2025		1,040	1,010,620
Tonon Luxembourg SA 6.50% (0.50% Cash and 6.00% PIK), 10/31/2024(e)(f)(h)(o)		621	62
Ulker Biskuvi Sanayi AS 6.95%, 10/30/2025(a)		327	223,341
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(b)(c)(d)(e)(h)		4,090	410
10.875%, 01/13/2020(b)(c)(d)(e)(h)		480	48
11.75%, 02/09/2022(b)(c)(d)(e)(h)		1,620	162

			6,523,836

Energy – 0.7%
Acu Petroleo Luxembourg SARL 7.50%, 01/13/2032(a)		549	436,558
Cosan SA 5.50%, 09/20/2029(a)		461	415,707
Greenko Wind Projects Mauritius Ltd. 5.50%, 04/06/2025(a)		957	839,767
Kosmos Energy Ltd. 7.50%, 03/01/2028(a)		545	427,825
7.75%, 05/01/2027(a)		200	159,500
Leviathan Bond Ltd. 5.75%, 06/30/2023(a)		190	186,948
6.50%, 06/30/2027(a)		1,197	1,103,486
Medco Platinum Road Pte Ltd. 6.75%, 01/30/2025(a)		503	451,851
MV24 Capital BV 6.748%, 06/01/2034(a)		493	415,491
Peru LNG SRL 5.375%, 03/22/2030(a)		909	706,520
ReNew Power Pvt Ltd. 5.875%, 03/05/2027(a)		202	180,891
SEPLAT Energy PLC 7.75%, 04/01/2026(a)		581	473,733

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 65

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

SierraCol Energy Andina LLC 6.00%, 06/15/2028(a)	U.S.$	558	$360,015

			6,158,292

Services – 0.1%
Bidvest Group UK PLC (The) 3.625%, 09/23/2026(a)		454	384,566

Technology – 0.2%
CA Magnum Holdings 5.375%, 10/31/2026(a)		2,039	1,702,565

Transportation - Services – 0.0%
JSW Infrastructure Ltd. 4.95%, 01/21/2029(a)		204	159,286

			38,209,796

Utility – 0.6%
Electric – 0.6%
Adani Green Energy Ltd. 4.375%, 09/08/2024(a)		495	405,900
AES Andes SA 6.35%, 10/07/2079(a)		495	429,413
Cemig Geracao e Transmissao SA 9.25%, 12/05/2024(a)		1,927	1,978,547
India Clean Energy Holdings 4.50%, 04/18/2027(a)		511	367,920
Investment Energy Resources Ltd. 6.25%, 04/26/2029(a)		403	342,752
JSW Hydro Energy Ltd. 4.125%, 05/18/2031(a)		501	395,103
Light Servicos de Eletricidade SA/Light Energia SA 4.375%, 06/18/2026(a)		1,204	997,815
Star Energy Geothermal Wayang Windu Ltd. 6.75%, 04/24/2033(a)		188	170,418
Terraform Global Operating LP 6.125%, 03/01/2026(h)		118	111,129

			5,198,997

Financial Institutions – 0.2%
Banking – 0.1%
Fidelity Bank PLC 10.50%, 10/16/2022(a)		550	545,545

Finance – 0.0%
Global Aircraft Leasing Co., Ltd. 6.50% (6.50% Cash or 7.25% PIK), 09/15/2024(a)(f)		212	159,813

66 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Insurance – 0.0%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. 7.625% (7.625% Cash or 8.375% PIK), 10/15/2025(a)(f)	U.S.$	416	$391,344

Other Finance – 0.0%
OEC Finance Ltd. 4.375%, 10/25/2029(a)(f)		194	5,407
5.25%, 12/27/2033(a)(f)		621	15,217
7.125%, 12/26/2046(a)(f)		1,675	44,716

			65,340

REITs – 0.1%
China Aoyuan Group Ltd. 5.375%, 09/13/2022(a)(d)(e)		247	15,438
5.88%, 03/01/2027(a)(e)(o)		306	19,125
China SCE Group Holdings Ltd. 6.00%, 02/04/2026(a)		631	91,810
CIFI Holdings Group Co., Ltd. 4.80%, 05/17/2028(a)		320	64,660
Kaisa Group Holdings Ltd. 9.95%, 07/23/2025(a)(e)(o)		206	21,733
11.65%, 06/01/2026(a)(e)(o)		371	38,561
KWG Group Holdings Ltd. 5.95%, 08/10/2025(a)		320	52,800
7.40%, 01/13/2027(a)		254	38,100
Powerlong Real Estate Holdings Ltd. 4.90%, 05/13/2026(a)		201	25,125
5.95%, 04/30/2025(a)		505	63,851
Shimao Group Holdings Ltd. 5.20%, 01/16/2027(a)(e)(o)		256	30,720
5.60%, 07/15/2026(a)(e)(o)		378	46,305
Sunac China Holdings Ltd. 5.95%, 04/26/2024(a)(e)(o)		320	41,600
6.50%, 01/26/2026(a)(e)(o)		334	43,420
Times China Holdings Ltd. 5.75%, 01/14/2027(a)		320	35,200
6.20%, 03/22/2026(a)		200	24,000
6.75%, 07/08/2025(a)		313	42,255
Yango Justice International Ltd. 7.50%, 02/17/2025(a)(e)(o)		206	10,300
8.25%, 11/25/2023(a)(e)(o)		414	20,700

			725,703

			1,887,745

Total Emerging Markets – Corporate Bonds (cost $67,113,215)			45,296,538

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 67

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

COLLATERALIZED LOAN OBLIGATIONS – 4.6%
CLO - Floating Rate – 4.6%
AMMC CLO 25 Ltd. Series 2022-25A, Class E 8.678% (SOFR + 7.59%), 04/15/2035(a)(i)	U.S.$	5,000	$4,249,885
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 4.74% (LIBOR 3 Month + 2.00%), 04/17/2033(a)(i)		2,358	2,150,828
Balboa Bay Loan Funding Ltd.
Series 2020-1A, Class ER
9.11% (LIBOR 3 Month + 6.40%), 01/20/2032(a)(i)		3,100	2,576,832
Series 2021-2A, Class E 9.31% (LIBOR 3 Month + 6.60%), 01/20/2035(a)(i)		1,000	833,783
Series 2022-1A, Class E 8.97% (SOFR + 7.93%), 04/20/2034(a)(i)		3,700	3,252,822
Ballyrock CLO 15 Ltd. Series 2021-1A, Class D 8.732% (LIBOR 3 Month + 6.22%), 04/15/2034(a)(i)		250	206,562
Crown Point CLO 11 Ltd. Series 2021-11A, Class E 9.55% (LIBOR 3 Month + 6.81%), 01/17/2034(a)(i)		2,000	1,715,996
Dryden 49 Senior Loan Fund Series 2017-49A, Class E 9.04% (LIBOR 3 Month + 6.30%), 07/18/2030(a)(i)		417	344,819
Dryden 57 CLO Ltd. Series 2018-57A, Class E 8.105% (LIBOR 3 Month + 5.20%), 05/15/2031(a)(i)		275	221,093
Dryden 78 CLO Ltd. Series 2020-78A, Class C 4.69% (LIBOR 3 Month + 1.95%), 04/17/2033(a)(i)		3,000	2,745,438
Series 2020-78A, Class D 5.74% (LIBOR 3 Month + 3.00%), 04/17/2033(a)(i)		1,329	1,175,540
Dryden 98 CLO Ltd. Series 2022-98A, Class E 7.304% (SOFR + 6.40%), 04/20/2035(a)(i)		541	443,299

68 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Elevation CLO Ltd. Series 2020-11A, Class C 4.712% (LIBOR 3 Month + 2.20%), 04/15/2033(a)(i)	U.S.$	648	$576,205
Series 2020-11A, Class D1 6.362% (LIBOR 3 Month + 3.85%), 04/15/2033(a)(i)		1,006	865,021
Elmwood CLO IX Ltd. Series 2021-2A, Class E 8.66% (LIBOR 3 Month + 5.95%), 07/20/2034(a)(i)		250	213,689
Elmwood CLO VII Ltd. Series 2020-4A, Class E 9.84% (LIBOR 3 Month + 7.10%), 01/17/2034(a)(i)		402	357,735
Elmwood CLO VIII Ltd. Series 2021-1A, Class E1 8.71% (LIBOR 3 Month + 6.00%), 01/20/2034(a)(i)		350	305,209
Elmwood CLO XII Ltd. Series 2021-5A, Class E 9.06% (LIBOR 3 Month + 6.35%), 01/20/2035(a)(i)		650	565,278
Flatiron CLO 21 Ltd. Series 2021-1A, Class E 8.738% (LIBOR 3 Month + 6.00%), 07/19/2034(a)(i)		400	326,305
Galaxy 30 CLO Ltd. Series 2022-30A, Class E 7.642% (SOFR + 6.95%), 04/15/2035(a)(i)		2,000	1,625,326
Madison Park Funding LI Ltd. Series 2021-51A, Class E 9.008% (LIBOR 3 Month + 6.27%), 07/19/2034(a)(i)		250	215,621
OCP CLO Ltd. Series 2021-21A, Class E 8.99% (LIBOR 3 Month + 6.28%), 07/20/2034(a)(i)		250	206,058
Octagon Investment Partners 29 Ltd. Series 2016-1A, Class DR 5.883% (LIBOR 3 Month + 3.10%), 01/24/2033(a)(i)		1,701	1,509,410
OZLM XXII Ltd. Series 2018-22A, Class D 8.04% (LIBOR 3 Month + 5.30%), 01/17/2031(a)(i)		349	259,952

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 69

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Palmer Square CLO Ltd. Series 2021-1A, Class D 8.71% (LIBOR 3 Month + 6.00%), 04/20/2034(a)(i)	U.S.$	1,202	$1,029,352
Series 2021-3A, Class E 8.662% (LIBOR 3 Month + 6.15%), 01/15/2035(a)(i)		4,100	3,524,503
Rad CLO 4 Ltd. Series 2019-4A, Class E 9.533% (LIBOR 3 Month + 6.75%), 04/25/2032(a)(i)		585	511,913
Rad CLO 10 Ltd. Series 2021-10A, Class E 8.633% (LIBOR 3 Month + 5.85%), 04/23/2034(a)(i)		750	639,213
Rad CLO 11 Ltd. Series 2021-11A, Class E 8.762% (LIBOR 3 Month + 6.25%), 04/15/2034(a)(i)		355	307,849
Regatta XIX Funding Ltd. Series 2022-1A, Class E 7.959% (SOFR + 6.88%), 04/20/2035(a)(i)		349	273,473
Regatta XXIV Funding Ltd. Series 2021-5A, Class E 9.51% (LIBOR 3 Month + 6.80%), 01/20/2035(a)(i)		3,600	2,877,224
Rockford Tower CLO Ltd. Series 2019-1A, Class ER 9.03% (LIBOR 3 Month + 6.32%), 04/20/2034(a)(i)		250	196,303
Series 2021-2A, Class E 9.11% (LIBOR 3 Month + 6.40%), 07/20/2034(a)(i)		250	198,731
Series 2021-3A, Class E 9.43% (LIBOR 3 Month + 6.72%), 10/20/2034(a)(i)		1,062	857,074
Sixth Street CLO XVIII Ltd. Series 2021-18A, Class E 9.21% (LIBOR 3 Month + 6.50%), 04/20/2034(a)(i)		1,238	1,087,622
Sixth Street CLO XX Ltd. Series 2021-20A, Class E 8.86% (LIBOR 3 Month + 6.15%), 10/20/2034(a)(i)		679	586,150
Trimaran Cavu Ltd. Series 2019-1A, Class E 9.75% (LIBOR 3 Month + 7.04%), 07/20/2032(a)(i)		485	377,031

70 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Voya CLO Ltd. Series 2019-1A, Class DR 5.362% (LIBOR 3 Month + 2.85%), 04/15/2031(a)(i)	U.S.$	1,050	$897,222

Total Collateralized Loan Obligations (cost $46,911,187)			40,306,366

EMERGING MARKETS - SOVEREIGNS – 3.6%
Angola – 0.3%
Angolan Government International Bond 8.00%, 11/26/2029(a)		835	624,162
8.25%, 05/09/2028(a)		200	157,500
9.50%, 11/12/2025(a)		2,118	1,959,150

			2,740,812

Argentina – 0.1%
Argentine Republic Government International Bond
0.50%, 07/09/2030		952	190,350
1.00%, 07/09/2029		1,099	210,440
1.50%, 07/09/2035		1,034	187,684
3.50%, 07/09/2041		562	119,812
3.875%, 01/09/2038		1,323	308,674

			1,016,960

Bahrain – 0.5%
Bahrain Government International Bond 5.45%, 09/16/2032(a)		1,146	911,070
5.625%, 09/30/2031(a)		1,193	967,821
6.75%, 09/20/2029(a)		528	488,994
7.00%, 10/12/2028(a)		1,253	1,193,717
CBB International Sukuk Programme Co. WLL 6.25%, 11/14/2024(a)		1,116	1,128,067

			4,689,669

Dominican Republic – 0.7%
Dominican Republic International Bond 8.625%, 04/20/2027(a)		5,719	5,787,985

Ecuador – 0.1%
Ecuador Government International Bond 1.50%, 07/31/2040(a)		864	251,236
2.50%, 07/31/2035(a)		371	122,043
5.50%, 07/31/2030(a)		1,426	668,784

			1,042,063

Egypt – 0.2%
Egypt Government International Bond 8.50%, 01/31/2047(a)		862	477,333

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 71

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

8.70%, 03/01/2049(a)	U.S.$	611	$336,050
8.875%, 05/29/2050(a)		1,096	605,540

			1,418,923

El Salvador – 0.1%
El Salvador Government International Bond 7.125%, 01/20/2050(a)		577	182,224
7.625%, 09/21/2034(a)		762	211,836
7.625%, 02/01/2041(a)		1,024	325,952
9.50%, 07/15/2052(a)		520	177,872

			897,884

Gabon – 0.2%
Gabon Government International Bond 6.625%, 02/06/2031(a)		2,609	1,697,970

Ghana – 0.1%
Ghana Government International Bond 6.375%, 02/11/2027(a)		707	279,265
8.627%, 06/16/2049(h)		215	77,978
8.95%, 03/26/2051(a)		858	311,722

			668,965

Ivory Coast – 0.4%
Ivory Coast Government International Bond 4.875%, 01/30/2032(a)	EUR	1,727	1,130,622
5.125%, 06/15/2025(a)		168	150,890
5.875%, 10/17/2031(a)		1,880	1,326,941
6.375%, 03/03/2028(a)	U.S.$	583	516,975
6.625%, 03/22/2048(a)	EUR	331	191,049

			3,316,477

Nigeria – 0.2%
Nigeria Government International Bond 7.625%, 11/28/2047(a)	U.S.$	1,578	875,790
7.696%, 02/23/2038(a)		610	359,900
7.875%, 02/16/2032(a)		489	310,515

			1,546,205

Oman – 0.3%
Oman Government International Bond 4.125%, 01/17/2023(a)		1,832	1,813,680
4.875%, 02/01/2025(a)		991	956,315

			2,769,995

Senegal – 0.2%
Senegal Government International Bond 6.25%, 05/23/2033(a)		593	442,823
6.75%, 03/13/2048(a)		2,946	1,816,025

			2,258,848

72 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Ukraine – 0.1%
Ukraine Government International Bond 7.253%, 03/15/2035(a)	U.S.$	1,886	$344,195
7.375%, 09/25/2034(a)		1,164	212,430
7.75%, 09/01/2025(a)		3,507	815,378

			1,372,003

Venezuela – 0.1%
Venezuela Government International Bond 9.25%, 09/15/2027(e)(o)		7,978	558,460
9.25%, 05/07/2028(a)(e)(o)		300	21,000

			579,460

Total Emerging Markets – Sovereigns (cost $53,552,507)			31,804,219

GOVERNMENTS - TREASURIES – 2.9%
United States – 2.9%
U.S. Treasury Bonds 2.75%, 11/15/2042(p)		2,154	1,744,404
5.00%, 05/15/2037(p)		1,824	2,067,105
5.25%, 02/15/2029(q)		320	341,200
6.125%, 11/15/2027(r)		1,000	1,090,625
U.S. Treasury Notes 2.25%, 02/15/2027(q)(r)		14,311	13,235,162
2.875%, 08/15/2028(q)		6,966	6,536,254

Total Governments – Treasuries (cost $26,366,652)			25,014,750

		Shares
COMMON STOCKS – 1.1%
Energy – 0.3%
Energy Equipment & Services – 0.1%
BIS Industries Holdings Ltd.(b)(c)(e)		838,296	1
CHC Group LLC(e)		21,009	210
Diamond Offshore Drilling, Inc.(e)(h)		23,444	155,434
Vantage Drilling International(e)		18,414	320,403

			476,048

Oil, Gas & Consumable Fuels – 0.2%
Berry Corp.		75,597	566,978
Chord Energy Corp.(e)		8,701	1,190,036
Civitas Resources, Inc.		3,393	194,724
Denbury, Inc.(e)		6,529	563,192
Golden Energy Offshore Services AS(e)		916,212	166,607
SandRidge Energy, Inc.(e)		243	3,963

			2,685,500

			3,161,548

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 73

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Consumer Staples – 0.3%
Household Products – 0.3%
Southeastern Grocers, Inc.(b)(e)	105,865	$2,329,030

Consumer Discretionary – 0.2%
Auto Components – 0.0%
EP Energy Corp.(e)	6,941	55,528

Diversified Consumer Services – 0.0%
AG Tracker(b)(c)(e)	91,299	– 0	–
Monitronics International, Inc.(e)	17,878	4,469

		4,469

Hotels, Restaurants & Leisure – 0.0%
Caesars Entertainment, Inc.(e)	1,674	54,003

Internet & Direct Marketing Retail – 0.0%
GOLO Mobile, Inc.(b)(c)(e)	38,543	– 0	–

Leisure Products – 0.0%
Carlson Travel, Inc.(e)	23,801	198,334
New Cotai LLC/New Cotai Capital Corp.(b)(c)(e)	3	– 0	–

		198,334

Multiline Retail – 0.2%
ATD New Holdings, Inc.(e)	20,185	1,412,950
K201640219 South Africa Ltd. A Shares(b)(c)(e)	12,695,187	13
K201640219 South Africa Ltd. B Shares(b)(c)(e)	2,009,762	2

		1,412,965

		1,725,299

Industrials – 0.1%
Construction & Engineering – 0.1%
WillScot Mobile Mini Holdings Corp.(e)	18,809	758,567

Electrical Equipment – 0.0%
Exide Corp.(b)(c)(e)	643	128,600

		887,167

Communication Services – 0.1%
Diversified Telecommunication Services – 0.1%
Intelsat Jackson Holdings SA(b)(c)(e)	3,280	– 0	–
Intelsat SA(e)	15,662	415,043
Paysafe Ltd.(e)	128,508	177,341

		592,384

Media – 0.0%
iHeartMedia, Inc. – Class A(e)	25,545	187,245

		779,629

74 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

Financials – 0.1%
Insurance – 0.1%
Mt Logan Re Ltd. (Special Investment)(b)(e)		541	$540,990

Health Care – 0.0%
Pharmaceuticals – 0.0%
Mallinckrodt PLC(e)		3,821	64,957

Information Technology – 0.0%
Software – 0.0%
Avaya Holdings Corp.(e)		18,153	28,863

Materials – 0.0%
Metals & Mining – 0.0%
Neenah Enterprises, Inc.(b)(e)		58,200	– 0	–

Total Common Stocks (cost $22,538,349)			9,517,483

		Principal Amount (000)
COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.8%
Non-Agency Fixed Rate CMBS – 0.8%
Citigroup Commercial Mortgage Trust Series 2013-GC11, Class XA 1.487%, 04/10/2046(m)	U.S.$	1,157	3,572
Series 2013-GC17, Class D 5.252%, 11/10/2046(a)		902	826,156
Commercial Mortgage Trust Series 2012-CR3, Class F 4.75%, 10/15/2045(a)		182	63,515
Series 2012-CR3, Class XA 1.747%, 10/15/2045(m)		1,913	76
Series 2012-CR5, Class XA 1.502%, 12/10/2045(m)		715	25
Series 2013-LC6, Class D 4.435%, 01/10/2046(a)		3,916	3,814,129
Series 2014-CR15, Class XA 0.769%, 02/10/2047(m)		1,207	8,074
Series 2014-CR20, Class XA 1.095%, 11/10/2047(m)		23	353
GS Mortgage Securities Corp. II Series 2013-GC10, Class XA 1.596%, 02/10/2046(m)		585	626

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 75

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class XA 1.325%, 11/15/2045(a)(m)	U.S.$	2	$	– 0	–
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class XA 1.545%, 12/10/2045(a)(m)		40		1
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class D 4.987%, 06/15/2044(a)		1,022		905,276
Series 2012-C10, Class XA 1.569%, 12/15/2045(a)(m)		1,243		43
Series 2014-C25, Class D 3.803%, 11/15/2047(a)		1,807		1,557,845

				7,179,691

Non-Agency Floating Rate CMBS – 0.0%
Morgan Stanley Capital I Trust Series 2019-BPR, Class E 7.818% (LIBOR 1 Month + 5.00%), 05/15/2036(a)(i)		301		235,953

Total Commercial Mortgage-Backed Securities (cost $7,570,785)				7,415,644

QUASI-SOVEREIGNS – 0.7%
Quasi-Sovereign Bonds – 0.7%
Mexico – 0.6%
Comision Federal de Electricidad 4.688%, 05/15/2029(a)		650		541,653
Petroleos Mexicanos 5.95%, 01/28/2031		3,604		2,425,853
6.49%, 01/23/2027		463		385,725
6.75%, 09/21/2047		2,113		1,172,715
6.95%, 01/28/2060		579		318,398

				4,844,344

Oman – 0.1%
Lamar Funding Ltd. 3.958%, 05/07/2025(a)		837		775,690

Panama – 0.0%
Aeropuerto Internacional de Tocumen SA 4.00%, 08/11/2041(a)		249		183,995
5.125%, 08/11/2061(a)		236		168,121

				352,116

76 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

South Africa – 0.0%
Eskom Holdings SOC Ltd. 7.125%, 02/11/2025(a)	U.S.$	237	$209,641

Total Quasi-Sovereigns (cost $7,649,710)			6,181,791

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.5%
United States – 0.5%
State of California Series 2010 7.60%, 11/01/2040		750	943,012
State of Illinois Series 2010 7.35%, 07/01/2035		1,778	1,885,988
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(a)		1,435	1,271,620

Total Local Governments – US Municipal Bonds (cost $3,974,956)			4,100,620

INFLATION-LINKED SECURITIES – 0.2%
Colombia – 0.2%
Fideicomiso PA Concesion Ruta al Mar 6.75%, 02/15/2044(a)	COP	1,437,090	197,171
Fideicomiso PA Costera 6.25%, 01/15/2034(a)		1,230,800	239,327
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035(h)		6,642,880	1,426,560

Total Inflation-Linked Securities (cost $2,842,981)			1,863,058

		Shares
PREFERRED STOCKS – 0.2%
Industrial – 0.2%
Energy – 0.1%
Gulfport Energy Corp. 10.00%(b)(e)		142	852,000

Industrial Conglomerates – 0.1%
WESCO International, Inc. Series A 10.625%		35,175	947,966

Total Preferred Stocks (cost $1,065,763)			1,799,966

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 77

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

ASSET-BACKED SECURITIES – 0.1%
Autos - Fixed Rate – 0.1%
Flagship Credit Auto Trust Series 2019-4, Class E 4.11%, 03/15/2027(a)	U.S.$	770	$713,856

Other ABS - Fixed Rate – 0.0%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2018-7, Class PT 7.956%, 06/15/2043(h)		19	17,875
Series 2019-24, Class PT 11.767%, 08/15/2044(h)		58	55,563
Series 2019-36, Class PT 13.776%, 10/17/2044(h)		112	107,762
Series 2019-43, Class PT 4.096%, 11/15/2044(h)		9	8,486
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2018-12, Class PT 14.159%, 06/15/2043(h)		14	13,656
Series 2018-4, Class PT 10.491%, 05/15/2043(h)		13	12,660
Consumer Loan Underlying Bond Credit Trust Series 2018-3, Class PT 7.031%, 03/16/2043(h)		3	2,641
SoFi Consumer Loan Program LLC Series 2016-1, Class R Zero Coupon, 08/25/2025(b)(h)		48	47,140

			265,783

Total Asset-Backed Securities (cost $1,012,394)			979,639

		Shares
WARRANTS – 0.1%
Avaya Holdings Corp., expiring 12/15/2022(e)		53,489	1,605
Encore Automotive Acceptance, expiring 07/05/2031(b)(c)(e)		8	– 0	–
Flexpath Capital, Inc., expiring 04/15/2031(b)(c)(e)		10,974	– 0	–
SandRidge Energy, Inc., A-CW22, expiring 10/03/2022(e)		47,161	141
SandRidge Energy, Inc., B-CW22, expiring 10/03/2022(e)		19,860	6
Willscot Corp., expiring 11/29/2022(b)(c)(e)		29,123	725,486

Total Warrants (cost $385,301)			727,238

78 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

GOVERNMENTS - SOVEREIGN BONDS – 0.1%
Colombia – 0.1%
Colombia Government International Bond 4.125%, 05/15/2051	U.S.$	1,058	$564,575

Netherlands – 0.0%
SNS Bank NV Series E 11.25%, 12/31/2049(b)(c)(e)(k)	EUR	620	– 0	–

Total Governments – Sovereign Bonds (cost $1,895,119)			564,575

		Shares
RIGHTS – 0.0%
Vistra Energy Corp., expiring 12/31/2049(b)(e) (cost $0)		10,721	13,187

SHORT-TERM INVESTMENTS – 1.6%
Investment Companies – 1.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 2.58%(s)(t)(u) (cost $8,408,823)		8,408,823	8,408,823

		Principal Amount (000)
Time Deposits – 0.6%
BBH, Grand Cayman 1.17%, 10/03/2022	GBP	45	49,988
2.07%, 10/03/2022	CAD	41	29,452
4.50%, 10/03/2022	ZAR	22	1,214
Citibank, London 0.29%, 10/03/2022	EUR	140	136,890
SEB, Stockholm 2.43%, 10/03/2022	U.S.$	5,098	5,098,394

Total Time Deposits (cost $5,315,938)			5,315,938

Total Short-Term Investments (cost $13,724,761)			13,724,761

Total Investments – 102.1%
(cost $1,085,288,045)			890,226,448
Other assets less liabilities – (2.1)%			(18,012,568)

Net Assets – 100.0%			$872,213,880

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 79

PORTFOLIO OF INVESTMENTS (continued)

FUTURES (see Note C)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	105	December 2022	$12,440,859	$(821,680)
U.S. Long Bond (CBT) Futures	55	December 2022	6,952,344	(597,344)
U.S. T-Note 5 Yr (CBT) Futures	746	December 2022	80,200,829	(2,785,406)
U.S. T-Note 10 Yr (CBT) Futures	95	December 2022	10,645,938	(541,563)
U.S. Ultra Bond (CBT) Futures	46	December 2022	6,302,000	(605,117)

				$(5,351,110)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	TWD	5,404	USD	178	10/21/2022	$8,087
Bank of America, NA	USD	134	TWD	4,104	10/21/2022	(4,928)
Bank of America, NA	KRW	168,177	USD	125	10/27/2022	8,057
Bank of America, NA	USD	139	KRW	187,367	10/27/2022	(8,815)
Bank of America, NA	CLP	46,268	USD	49	11/22/2022	1,360
Bank of America, NA	EUR	57,966	USD	55,996	12/08/2022	(1,090,461)
Bank of America, NA	INR	5,205	USD	65	12/21/2022	1,461
Bank of America, NA	USD	29	INR	2,368	12/21/2022	(195)
Barclays Bank PLC	BRL	138	USD	27	10/04/2022	1,402
Barclays Bank PLC	BRL	107	USD	20	10/04/2022	(45)
Barclays Bank PLC	USD	26	BRL	138	10/04/2022	58
Barclays Bank PLC	USD	21	BRL	107	10/04/2022	(699)
Barclays Bank PLC	KRW	46,462	USD	35	10/27/2022	2,379
Barclays Bank PLC	USD	1	IDR	13,160	10/27/2022	(8)
Barclays Bank PLC	USD	10	KRW	13,369	10/27/2022	(939)
BNP Paribas SA	BRL	294	USD	56	10/04/2022	1,721
BNP Paribas SA	USD	54	BRL	294	10/04/2022	124
BNP Paribas SA	TWD	239	USD	8	10/21/2022	432
BNP Paribas SA	USD	31	TWD	930	10/21/2022	(1,747)
BNP Paribas SA	USD	22	KRW	29,943	10/27/2022	(1,251)
BNP Paribas SA	BRL	86	USD	16	11/03/2022	62
BNP Paribas SA	CLP	10,757	USD	11	11/22/2022	1
BNP Paribas SA	USD	20	CLP	18,130	11/22/2022	(1,397)
BNP Paribas SA	USD	1,033	EUR	1,056	12/08/2022	7,321
Brown Brothers Harriman & Co.	USD	146	ZAR	2,538	10/13/2022	(5,839)
Brown Brothers Harriman & Co.	ZAR	1,530	USD	89	10/13/2022	4,494
Brown Brothers Harriman & Co.	AUD	232	USD	160	10/20/2022	11,660
Brown Brothers Harriman & Co.	CNH	999	USD	147	10/20/2022	7,252
Brown Brothers Harriman & Co.	USD	120	AUD	177	10/20/2022	(6,892)
Brown Brothers Harriman & Co.	USD	36	CNH	256	10/20/2022	279
Brown Brothers Harriman & Co.	USD	62	CNH	437	10/20/2022	(758)
Brown Brothers Harriman & Co.	CAD	485	USD	373	10/27/2022	21,553
Brown Brothers Harriman & Co.	USD	121	CAD	157	10/27/2022	(7,021)
Brown Brothers Harriman & Co.	EUR	368	USD	358	11/09/2022	(3,071)
Brown Brothers Harriman & Co.	USD	16	EUR	17	11/09/2022	244
Brown Brothers Harriman & Co.	GBP	17	USD	20	11/17/2022	570

80 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	GBP	52	USD	56	11/17/2022	$(1,653)
Brown Brothers Harriman & Co.	USD	66	GBP	56	11/17/2022	(3,282)
Brown Brothers Harriman & Co.	MXN	1,459	USD	71	11/18/2022	(728)
Brown Brothers Harriman & Co.	NZD	60	USD	37	11/18/2022	3,573
Brown Brothers Harriman & Co.	USD	145	NZD	242	11/18/2022	(10,059)
Brown Brothers Harriman & Co.	PLN	74	USD	15	11/30/2022	615
Brown Brothers Harriman & Co.	USD	113	PLN	544	11/30/2022	(4,649)
Brown Brothers Harriman & Co.	NOK	129	USD	12	12/01/2022	664
Brown Brothers Harriman & Co.	SEK	471	USD	43	12/01/2022	917
Brown Brothers Harriman & Co.	USD	48	NOK	499	12/01/2022	(2,586)
Brown Brothers Harriman & Co.	USD	57	SEK	637	12/01/2022	987
Brown Brothers Harriman & Co.	USD	27	SEK	290	12/01/2022	(319)
Brown Brothers Harriman & Co.	USD	100	JPY	14,205	12/02/2022	(1,220)
Brown Brothers Harriman & Co.	CHF	92	USD	96	12/07/2022	2,329
Brown Brothers Harriman & Co.	SGD	47	USD	33	12/07/2022	345
Brown Brothers Harriman & Co.	SGD	61	USD	42	12/07/2022	(75)
Brown Brothers Harriman & Co.	USD	21	CHF	20	12/07/2022	42
Brown Brothers Harriman & Co.	USD	34	CHF	33	12/07/2022	(135)
Brown Brothers Harriman & Co.	USD	67	SGD	95	12/07/2022	(1,439)
Brown Brothers Harriman & Co.	EUR	186	USD	182	12/08/2022	(1,790)
Brown Brothers Harriman & Co.	USD	32	EUR	33	12/08/2022	358
Citibank, NA	BRL	369	USD	68	10/04/2022	(155)
Citibank, NA	USD	69	BRL	369	10/04/2022	(516)
Citibank, NA	TWD	335	USD	11	10/21/2022	705
Citibank, NA	USD	47	TWD	1,387	10/21/2022	(3,001)
Citibank, NA	BRL	369	USD	68	11/03/2022	543
Citibank, NA	USD	40	CLP	36,870	11/22/2022	(1,979)
Goldman Sachs Bank USA	USD	13	TWD	401	10/21/2022	(898)
Goldman Sachs Bank USA	BRL	41	USD	8	11/03/2022	58
Goldman Sachs Bank USA	USD	13	CLP	11,747	11/22/2022	(1,185)
Goldman Sachs Bank USA	USD	11	INR	917	12/21/2022	3
Goldman Sachs Bank USA	USD	14	INR	1,135	12/21/2022	(141)
HSBC Bank USA	USD	10	KRW	12,972	10/27/2022	(932)
HSBC Bank USA	USD	34	INR	2,765	12/21/2022	49
JPMorgan Chase Bank, NA	ZAR	324	USD	19	10/13/2022	830
JPMorgan Chase Bank, NA	TWD	656	USD	21	10/21/2022	(2)
JPMorgan Chase Bank, NA	USD	13	TWD	401	10/21/2022	(840)
JPMorgan Chase Bank, NA	USD	14	KRW	20,091	10/27/2022	(37)
JPMorgan Chase Bank, NA	CLP	52,374	USD	59	11/22/2022	5,256
Morgan Stanley Capital Services LLC	BRL	285	USD	56	10/04/2022	3,409
Morgan Stanley Capital Services LLC	USD	53	BRL	285	10/04/2022	120
Morgan Stanley Capital Services LLC	USD	16	KRW	20,550	10/27/2022	(1,526)
Morgan Stanley Capital Services LLC	NZD	16	USD	10	11/18/2022	837
Morgan Stanley Capital Services LLC	COP	13,572,390	USD	3,046	11/22/2022	129,865
Morgan Stanley Capital Services LLC	USD	24	CLP	21,961	11/22/2022	(1,229)

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 81

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	USD	1	COP	2,987	11/22/2022	$(29)
Morgan Stanley Capital Services LLC	USD	1,008	EUR	1,047	12/08/2022	22,955
Royal Bank of Scotland PLC	TWD	268	USD	8	10/21/2022	32
Royal Bank of Scotland PLC	USD	9	TWD	280	10/21/2022	(571)
Royal Bank of Scotland PLC	USD	9	KRW	11,523	10/27/2022	(798)
Royal Bank of Scotland PLC	USD	1,234	EUR	1,279	11/09/2022	22,297
Royal Bank of Scotland PLC	GBP	5,237	USD	6,224	11/17/2022	372,044
Royal Bank of Scotland PLC	USD	14	INR	1,183	12/21/2022	(14)
Standard Chartered Bank	BRL	241	USD	45	10/04/2022	(101)
Standard Chartered Bank	USD	47	BRL	241	10/04/2022	(2,326)
Standard Chartered Bank	TWD	321	USD	11	10/21/2022	544
Standard Chartered Bank	USD	9	TWD	274	10/21/2022	(619)
Standard Chartered Bank	KRW	23,652	USD	17	10/27/2022	500
Standard Chartered Bank	USD	13	KRW	18,383	10/27/2022	(593)

						$(531,099)

INTEREST RATE WRITTEN SWAPTIONS (see Note C)

Description	Index	Counterparty	Strike Rate	Expiration Date	Notional Amount (000)		Premiums Received	Market Value
Put
OTC - 1 Year Interest Rate Swap	1 Day SOFR	Citibank, NA	3.10%	10/06/2022	USD	47	$601	$(1,615)
OTC - 1 Year Interest Rate Swap	1 Day SOFR	Citibank, NA	3.23	10/13/2022	USD	47	591	(1,101)
OTC - 1 Year Interest Rate Swap	1 Day SOFR	Citibank, NA	2.23	10/18/2022	USD	47	597	(1,135)
OTC - 1 Year Interest Rate Swap	1 Day SOFR	JPMorgan Chase Bank, NA	3.06	10/04/2022	USD	47	578	(1,783)
OTC - 1 Year Interest Rate Swap	1 Day SOFR	JPMorgan Chase Bank, NA	3.14	10/05/2022	USD	47	592	(1,442)
OTC - 1 Year Interest Rate Swap	1 Day SOFR	JPMorgan Chase Bank, NA	3.26	10/17/2022	USD	47	605	(1,035)
OTC - 1 Year Interest Rate Swap	1 Day SOFR	JPMorgan Chase Bank, NA	3.50	10/25/2022	USD	47	644	(540)
OTC - 1 Year Interest Rate Swap	1 Day SOFR	JPMorgan Chase Bank, NA	3.65	10/26/2022	USD	47	663	(320)
OTC - 1 Year Interest Rate Swap	1 Day SOFR	Morgan Stanley Capital Services LLC	3.08	10/07/2022	USD	47	598	(1,705)
OTC - 1 Year Interest Rate Swap	1 Day SOFR	Morgan Stanley Capital Services LLC	3.11	10/11/2022	USD	47	583	(1,565)
OTC - 1 Year Interest Rate Swap	1 Day SOFR	Morgan Stanley Capital Services LLC	3.13	10/12/2022	USD	47	583	(1,511)
OTC - 1 Year Interest Rate Swap	1 Day SOFR	Morgan Stanley Capital Services LLC	3.23	10/14/2022	USD	47	592	(1,115)

82 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Description	Index	Counterparty	Strike Rate	Expiration Date	Notional Amount (000)		Premiums Received	Market Value
OTC - 1 Year Interest Rate Swap	1 Day SOFR	Morgan Stanley Capital Services LLC	3.27%	10/19/2022	USD	47	$616	$(1,032)
OTC - 1 Year Interest Rate Swap	1 Day SOFR	Morgan Stanley Capital Services LLC	3.38	10/20/2022	USD	47	627	(707)
OTC - 1 Year Interest Rate Swap	1 Day SOFR	Morgan Stanley Capital Services LLC	3.35	10/21/2022	USD	47	595	(825)
OTC - 1 Year Interest Rate Swap	1 Day SOFR	Morgan Stanley Capital Services LLC	3.47	10/24/2022	USD	47	602	(589)
OTC - 1 Year Interest Rate Swap	1 Day SOFR	Morgan Stanley Capital Services LLC	3.71	10/27/2022	USD	47	686	(266)
OTC - 1 Year Interest Rate Swap	1 Day SOFR	Morgan Stanley Capital Services LLC	3.52	10/28/2022	USD	47	731	(580)
OTC - 1 Year Interest Rate Swap	1 Day SOFR	Morgan Stanley Capital Services LLC	3.53	10/31/2022	USD	47	705	(628)
OTC - 1 Year Interest Rate Swap	1 Day SOFR	Morgan Stanley Capital Services LLC	3.51	11/01/2022	USD	47	649	(666)

							$12,438	$(20,160)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note C)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Brazilian Government International Bond, 4.250%, 01/07/2025, 12/20/2027*	1.00%	Quarterly	3.04%	USD	320	$(28,799)	$(23,546)	$(5,253)
CDX-NAHY Series 39, 5 Year Index, 12/20/2027*	5.00	Quarterly	6.06	USD	169,040	(6,642,355)	(6,475,695)	(166,660)
iTraxx Europe Crossover Series 38, 5 Year Index, 12/20/2027*	5.00	Quarterly	6.41	EUR	36,820	(1,869,508)	(1,561,073)	(308,435)

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 83

PORTFOLIO OF INVESTMENTS (continued)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
South Africa Government International Bond, 5.875%, 09/16/2025, 12/20/2027*	1.00%	Quarterly	3.40%	USD	2,380	$(247,661)	$(185,036)	$(62,625)

						$(8,788,323)	$(8,245,350)	$(542,973)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note C)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	22	03/14/2032	1.811%	1 Day SOFR	Annual	$2,942	$	– 0	–	$2,942
USD	20	07/25/2032	2.731%	1 Day SOFR	Annual	1,274		– 0	–	1,274
USD	80	09/23/2032	3.342%	1 Day SOFR	Annual	1,110		– 0	–	1,110

						$5,326	$	– 0	–	$5,326

CREDIT DEFAULT SWAPS (see Note C)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00%	Monthly	7.50%	USD	223	$(89,127)	$(105,229)	$16,102
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	326	(73,059)	(34,286)	(38,773)
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	3,799	(1,520,417)	(553,286)	(967,131)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	185	(41,518)	(19,250)	(22,268)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	261	(58,598)	(28,680)	(29,918)
Goldman Sachs International
Avis Budget Car Rental LLC, 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	2.01	USD	270	10,030	4,245	5,785

84 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Avis Budget Car Rental LLC, 5.250%, 03/15/2025, 12/20/2023*	5.00%	Quarterly	2.01%	USD	300	$11,145	$7,383	$3,762
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	45	(17,947)	(21,162)	3,215
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	45	(17,947)	(21,161)	3,214
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	1,267	(506,907)	(203,881)	(303,026)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	1,573	(629,670)	(216,918)	(412,752)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	2,226	(890,747)	(306,857)	(583,890)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	3,799	(1,519,889)	(583,928)	(935,961)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	7,598	(3,040,834)	(1,055,422)	(1,985,412)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	10,257	(4,105,125)	(1,422,905)	(2,682,220)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	95	(21,403)	(9,651)	(11,752)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	129	(28,977)	(10,843)	(18,134)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	258	(57,954)	(23,901)	(34,053)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	258	(57,954)	(22,087)	(35,867)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	266	(59,725)	(21,055)	(38,670)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	381	(85,290)	(38,182)	(47,108)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	516	(115,747)	(52,174)	(63,573)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	747	(167,522)	(75,496)	(92,026)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,550	(347,403)	(125,343)	(222,060)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	4,595	(1,029,913)	(518,094)	(511,819)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	8,616	(1,931,088)	(926,535)	(1,004,553)

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 85

PORTFOLIO OF INVESTMENTS (continued)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00%	Monthly	7.50%	USD	277	$(110,725)	$(120,592)	$9,867
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	89	(35,590)	(41,071)	5,481
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	277	(110,725)	(111,437)	712
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	277	(110,725)	(110,786)	61
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	276	(110,421)	(109,832)	(589)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	276	(110,421)	(109,182)	(1,239)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	853	(191,178)	(83,882)	(107,296)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	913	(204,695)	(93,527)	(111,168)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,398	(537,486)	(24,853)	(512,633)

						$(17,915,552)	$(7,189,860)	$(10,725,692)

*	Termination date

TOTAL RETURN SWAPS (see Note C)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International Markit iBoxx EUR Contingent Convertible Liquid Developed Market AT1	3 Month EURIBOR	Quarterly	EUR 8,307	03/20/2023	$(614,185)
Morgan Stanley Capital Services LLC iShares iBoxx $ High Yield Corporate Bond ETF	FedFundEffective minus 3.50%	Maturity	USD 4,623	10/31/2022	– 0	–

					$(614,185)

86 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

REVERSE REPURCHASE AGREEMENTS (see Note C)

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at September 30, 2022
Barclays Capital, Inc.	USD	3,956	3.07%	10/05/2022	$3,958,274
Barclays Capital, Inc.	USD	2,656	(1.25)%*	10/05/2022	2,655,789
Barclays Capital, Inc.	USD	2,563	2.75%	10/05/2022	2,565,717
Barclays Capital, Inc.	USD	2,498	2.80%	10/03/2022	2,499,047
Barclays Capital, Inc.	USD	2,390	3.10%	10/03/2022	2,390,529
Barclays Capital, Inc.	USD	1,640	3.10%	10/03/2022	1,641,089
Barclays Capital, Inc.	USD	1,598	0.10%	10/03/2022	1,598,406
Barclays Capital, Inc.†	USD	1,408	2.95%	—	1,408,162
Barclays Capital, Inc.	USD	1,230	3.10%	10/12/2022	1,230,434
Barclays Capital, Inc.†	USD	1,097	2.50%	—	1,097,741
Barclays Capital, Inc.	USD	935	2.75%	10/05/2022	935,685
Barclays Capital, Inc.†	USD	485	2.75%	—	484,823
Barclays Capital, Inc.	USD	288	1.00%	10/12/2022	287,683
Credit Suisse Securities (USA)	USD	3,414	3.40%	10/12/2022	3,416,108
Credit Suisse Securities (USA)†	EUR	890	(2.00)%*	—	870,112
Credit Suisse Securities (USA)†	EUR	854	0.25%	—	837,795
Credit Suisse Securities (USA)	USD	480	(5.00)%*	10/17/2022	479,502
Credit Suisse Securities (USA)†	USD	379	(6.00)%*	—	378,340
Credit Suisse Securities (USA)†	EUR	266	(0.25)%*	—	261,080
Credit Suisse Securities (USA)†	USD	154	2.25%	—	154,109

					$29,150,425

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on September 30, 2022.

*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on the statements of assets and liabilities is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days			Greater than 90 Days			Total
Corporates – Non-Investment Grade	$5,492,162	$23,658,263	$	– 0	–	$	– 0	–	$29,150,425

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2022, the aggregate market value of these securities amounted to $614,615,758 or 70.5% of net assets.

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(c)	Fair valued by the Adviser.

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 87

PORTFOLIO OF INVESTMENTS (continued)

(d)	Defaulted matured security.

(e)	Non-income producing security.

(f)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at September 30, 2022.

(g)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.

(h)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.35% of net assets as of September 30, 2022, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost		Market Value		Percentage of Net Assets
BBFI Liquidating Trust 0.00%, 12/30/2099	01/18/2013 - 05/09/2017	$665,420		$447,559		0.05%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2018-7, Class PT 7.956%, 06/15/2043	04/25/2018 - 06/01/2020	19,428		17,875		0.00%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-24, Class PT 11.767%, 08/15/2044	06/27/2019	56,463		55,563		0.01%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-36, Class PT 13.776%, 10/17/2044	09/04/2019	111,579		107,762		0.01%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-43, Class PT 4.096%, 11/15/2044	10/09/2019	8,730		8,486		0.00%
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2018-12, Class PT 14.159%, 06/15/2043	06/26/2018	14,415		13,656		0.00%
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2018-4, Class PT 10.491%, 05/15/2043	03/27/2018 - 05/11/2018	13,430		12,660		0.00%
Consumer Loan Underlying Bond Credit Trust Series 2018-3, Class PT 7.031%, 03/16/2043	03/07/2018	2,861		2,641		0.00%
Diamond Offshore Drilling, Inc.	04/23/2021	475,210		155,434		0.02%
Digicel Group Holdings Ltd. 7.00%, 10/17/2022	11/28/2016 - 10/01/2021	149,623		14,188		0.00%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	10/29/2020	– 0	–	– 0	–	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	10/29/2020	– 0	–	– 0	–	0.00%
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035	03/04/2016	1,970,422		1,426,560		0.16%

88 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
Ghana Government International Bond 8.627%, 06/16/2049	10/27/2020	$188,535	$77,978		0.01%
JPMorgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 8.584%, 10/25/2025	09/18/2015	423,853	414,123		0.05%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	01/31/2017 - 06/30/2021	1,100,178	533		0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018	05/05/2013 - 02/19/2015	2,295,760	– 0	–	0.00%
SoFi Consumer Loan Program LLC Series 2016-1, Class R Zero Coupon, 08/25/2025	07/28/2017	15,512	47,140		0.01%
Terraform Global Operating LP 6.125%, 03/01/2026	02/08/2018	118,000	111,129		0.01%
Tonon Luxembourg SA 6.50%, 10/31/2024	05/03/2019 - 10/31/2020	1,209,003	62		0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	01/23/2014 - 01/27/2014	2,401,853	410		0.00%
Virgolino de Oliveira Finance SA 10.875%, 01/13/2020	06/09/2014	477,418	48		0.00%
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022	01/29/2014	838,866	162		0.00%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 8.584%, 11/25/2025	09/28/2015 - 02/26/2018	142,289	133,601		0.02%

(i)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at September 30, 2022.

(j)	Convertible security.

(k)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(l)	Inverse interest only security.

(m)	IO – Interest Only.

(n)	The stated coupon rate represents the greater of the LIBOR or an alternate base rate such as the CDOR/SOFR or the LIBOR/CDOR/SOFR floor rate plus a spread at at September 30, 2022.

(o)	Defaulted.

(p)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.

(q)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(r)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.

(s)	Affiliated investments.

(t)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(u)	The rate shown represents the 7-day yield as of period end.

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 89

PORTFOLIO OF INVESTMENTS (continued)

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

ETF – Exchange Traded Fund

EURIBOR – Euro Interbank Offered Rate

FedFundEffective – Federal Funds Effective Rate

IBOXHY – iBoxx $ Liquid High Yield Index

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

90 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

STATEMENT OF ASSETS & LIABILITIES

September 30, 2022 (unaudited)

Assets
Investments in securities, at value Unaffiliated issuers (cost $1,076,879,222)	$881,817,625
Affiliated issuers (cost $8,408,823)	8,408,823
Cash collateral due from broker	19,759,634
Foreign currencies, at value (cost $392,995)	88,917
Unaffiliated dividends and interest receivable	15,325,882
Receivable for investment securities sold	1,465,217
Receivable for unsettled reverse repurchase agreements	1,097,631
Unrealized appreciation on forward currency exchange contracts	648,394
Receivable for variation margin on centrally cleared swaps	264,046
Market value of credit default swaps (net premiums paid $11,628)	21,175
Affiliated dividends receivable	10,210
Receivable for newly entered credit default swaps	4,000

Total assets	928,911,554

Liabilities
Written Swaptions, at value (premiums received $12,438)	20,160
Due to Custodian	1,365
Payable for reverse repurchase agreements	29,150,425
Market value of credit default swaps (net premiums received $7,201,488)	17,936,727
Payable for investment securities purchased	3,514,117
Payable for unsettled reverse repurchase agreements	1,999,801
Unrealized depreciation on forward currency exchange contracts	1,179,493
Advisory fee payable	840,077
Unrealized depreciation on total return swaps	614,185
Payable for capital gains taxes	428,306
Payable for variation margin on futures	398,611
Payable for terminated total return swaps	206,841
Administrative fee payable	22,007
Directors’ fee payable	212
Accrued expenses	385,347

Total liabilities	56,697,674

Net Assets	$872,213,880

Composition of Net Assets
Capital stock, at par	$862,297
Additional paid-in capital	1,154,620,015
Accumulated loss	(283,268,432)

$872,213,880

Net Asset Value Per Share—100 million shares of capital stock authorized, $0.01 par value (based on 86,229,677 shares outstanding)	$10.12

See notes to financial statements.

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 91

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2022 (unaudited)

Investment Income
Interest	$32,694,853
Dividends
Unaffiliated issuers	814,334
Affiliated issuers	49,005	$33,558,192

Expenses
Advisory fee (see Note B)	4,346,216
Transfer agency	24,673
Custody and accounting	160,406
Printing	100,196
Audit and tax	96,104
Administrative	49,305
Registration fees	45,464
Directors’ fees	15,214
Legal	10,380
Miscellaneous	24,072

Total expenses before interest expense	4,872,030
Interest expense	115,207

Total expenses	4,987,237
Less: expenses waived and reimbursed by the Adviser (see Note B)	(4,184)

Net expenses		4,983,053

Net investment income		28,575,139

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions(a)		(16,276,254)
Forward currency exchange contracts		9,605,134
Futures		(7,104,653)
Written Options		217
Swaps		(8,456,111)
Written Swaptions		629,816
Foreign currency transactions		880,952
Net change in unrealized appreciation/depreciation on:
Investments(b)		(132,705,849)
Forward currency exchange contracts		(2,127,263)
Futures		(3,787,477)
Written Options		(7)
Swaps		286,612
Written Swaptions		(4,056)
Foreign currency denominated assets and liabilities		(99,927)

Net loss on investment and foreign currency transactions		(159,158,866)

Net Decrease in Net Assets from Operations		$(130,583,727)

(a)	Net of foreign realized capital gains taxes of $3,621.

(b)	Net of decrease in accrued foreign capital gains taxes on unrealized gains of $28,901.

See notes to financial statements.

92 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2022 (unaudited)		Year Ended March 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income	$28,575,139		$52,550,075
Net realized gain (loss) on investment and foreign currency transactions	(20,720,899)		26,881,172
Net change in unrealized appreciation/depreciation on investments and foreign currency denominated assets and liabilities	(138,437,967)		(77,241,510)

Net increase (decrease) in net assets from operations	(130,583,727)		2,189,737
Distribution to Shareholders	(33,888,263)		(67,035,667)
Return of Capital	– 0	–	(740,859)

Total decrease	(164,471,990)		(65,586,789)
Net Assets
Beginning of period	1,036,685,870		1,102,272,659

End of period	$872,213,880		$1,036,685,870

See notes to financial statements.

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 93

NOTES TO FINANCIAL STATEMENTS

September 30, 2022 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Global High Income Fund, Inc. (the “Fund”) is incorporated under the laws of the State of Maryland and is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market

94 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 95

NOTES TO FINANCIAL STATEMENTS (continued)

Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

96 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 97

NOTES TO FINANCIAL STATEMENTS (continued)

for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2022:

Investments in Securities	Level 1			Level 2		Level 3		Total
Assets:
Corporates – Non-Investment Grade	$	– 0	–	$507,977,970		$160,109	#	$508,138,079
Corporates – Investment Grade		– 0	–	96,530,467		– 0	–	96,530,467
Collateralized Mortgage Obligations		– 0	–	50,339,651		– 0	–	50,339,651
Bank Loans		– 0	–	40,136,483		5,771,933		45,908,416
Emerging Markets – Corporate Bonds		– 0	–	44,848,359		448,179	#	45,296,538
Collateralized Loan Obligations		– 0	–	40,306,366		– 0	–	40,306,366
Emerging Markets – Sovereigns		– 0	–	31,804,219		– 0	–	31,804,219
Governments – Treasuries		– 0	–	25,014,750		– 0	–	25,014,750
Common Stocks		4,116,379		2,402,468		2,998,636	#	9,517,483
Commercial Mortgage-Backed Securities		– 0	–	7,415,644	#	– 0	–	7,415,644
Quasi-Sovereigns		– 0	–	6,181,791		– 0	–	6,181,791
Local Governments – US Municipal Bonds		– 0	–	4,100,620		– 0	–	4,100,620
Inflation-Linked Securities		– 0	–	1,863,058		– 0	–	1,863,058
Preferred Stocks		947,966		– 0	–	852,000		1,799,966
Asset-Backed Securities		– 0	–	932,499		47,140		979,639
Warrants		1,752		– 0	–	725,486	#	727,238
Governments – Sovereign Bonds		– 0	–	564,575		0	#	564,575
Rights		– 0	–	– 0	–	13,187		13,187
Short-Term Investments:
Investment Companies		8,408,823		– 0	–	– 0	–	8,408,823
Time Deposits		– 0	–	5,315,938		– 0	–	5,315,938

Total Investments in Securities		13,474,920		865,734,858		11,016,670		890,226,448
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts		– 0	–	648,394		– 0	–	648,394
Centrally Cleared Interest Rate Swaps		– 0	–	5,326		– 0	–	5,326	†
Credit Default Swaps		– 0	–	21,175		– 0	–	21,175

98 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Securities	Level 1		Level 2			Level 3			Total
Liabilities
Futures	$(5,351,110)		$	– 0	–	$	– 0	–	$(5,351,110)†
Forward Currency Exchange Contracts	– 0	–		(1,179,493)			– 0	–	(1,179,493)
Interest Rate Written Swaptions	– 0	–		(20,160)			– 0	–	(20,160)
Centrally Cleared Credit Default Swaps	– 0	–		(8,788,323)			– 0	–	(8,788,323)†
Credit Default Swaps	– 0	–		(17,936,727)			– 0	–	(17,936,727)
Total Return Swaps	– 0	–		(614,185)			– 0	–	(614,185)
Reverse Repurchase Agreements	(29,150,425)			– 0	–		– 0	–	(29,150,425)

Total	$(21,026,615)			$837,870,865			$11,016,670		$827,860,920

#	The Fund held securities with zero market value at period end.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

†

Only variation margin receivable/(payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non-Investment Grade#		Bank Loans		Emerging Markets - Corporate Bonds#		Collateralized Loan Obligations
Balance as of 3/31/22	$182,166		$9,912,086		$620			$1,980,000
Accrued discounts/(premiums)	– 0	–	– 0	–	639			– 0	–
Realized gain (loss)	4,875		16,702		1,442			– 0	–
Change in unrealized appreciation/depreciation	(22,057)		(419,213)		(218,045)			– 0	–
Purchases	– 0	–	– 0	–	664,971			– 0	–
Sales	(4,875)		(676,559)		(1,448)			– 0	–
Transfers into Level 3	– 0	–	1,743,587		– 0	–		– 0	–
Transfers out of Level 3	– 0	–	(4,804,670)		– 0	–		(1,980,000)

Balance as of 9/30/22	$160,109		$5,771,933		$448,179		$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 9/30/22**	$(22,057)		$(409,417)		$(218,045)		$	– 0	–

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 99

NOTES TO FINANCIAL STATEMENTS (continued)

	Common Stocks#			Preferred Stocks		Asset- Backed Securities		Warrants#
Balance as of 3/31/22		$7,870,611		$823,600		$142,297		$692,912
Accrued discounts/(premiums)		– 0	–	– 0	–	– 0	–	– 0	–
Realized gain (loss)		746,424		– 0	–	66,266		– 0	–
Change in unrealized appreciation/depreciation		(260,998)		28,400		(63,793)		32,574
Purchases		540,990		– 0	–	– 0	–	– 0	–
Sales/Paydown		(3,080,033)		– 0	–	(97,630)		– 0	–
Transfers into Level 3		– 0	–	– 0	–	– 0	–	– 0	–
Transfers out of Level 3		(2,818,358)		– 0	–	– 0	–	– 0	–

Balance as of 9/30/22		$2,998,636		$852,000		$47,140		$725,486

Net change in unrealized appreciation/depreciation from investments held as of 9/30/22**		$(786,655)		$28,400		$(63,793)		$32,574

	Governments - Sovereign Bonds#			Rights		Total
Balance as of 3/31/22	$	– 0	–	$13,937		$21,618,229
Accrued discounts/(premiums)		– 0	–	– 0	–	639
Realized gain (loss)		– 0	–	– 0	–	835,709
Change in unrealized appreciation/depreciation		– 0	–	(750)		(923,882)
Purchases		– 0	–	– 0	–	1,205,961
Sales/Paydown		– 0	–	– 0	–	(3,860,545)
Transfers into Level 3		– 0	–	– 0	–	1,743,587
Transfers out of Level 3		– 0	–	– 0	–	(9,603,028)

Balance as of 9/30/22	$	– 0	–	$13,187		$11,016,670

Net change in unrealized appreciation/depreciation from investments held as of 9/30/22**	$	– 0	–	$(750)		$(1,439,743)

#	The Fund held securities with zero market value that were sold/expired/written off during the reporting period.

**	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation on investments and other financial instruments in the accompanying statement of operations.

100 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at September 30, 2022. Securities priced (i) by third party vendors, (ii) by brokers or (iii) using prior transaction prices, which approximates fair value, are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 9/30/2022			Valuation Technique	Unobservable Input	Input
Corporates – Non-Investment Grade		$160,109		Recovery	Discount Rate	$66.71
	$	– 0	–	Qualitative Assessment		$0.00

		$160,109

Emerging Markets – Corporate Bonds.		$447,559		Recovery	Expected Sale Price	$57.39
		$410		Transaction (Sale) Price	Trade Price	$0.01
		$162		Transaction (Sale) Price	Trade Price	$0.01
		$48		Transaction (Sale) Price	Trade Price	$0.01
	$	– 0	–	Qualitative Assessment		$0.00

		$448,179

Common Stocks		$128,600		Guideline Public Company and Optional Value	Volatility	$250 - $350
		$1		Qualitative Assessment		$0.00
	$	– 0	–	Qualitative Assessment		$0.00

		$128,601

Asset-Backed Securities		$47,140		Discounted Cash Flow	Discount Rate	$97.63
Warrants.		$725,486		Options Model	Volatility	$24.91
Governments – Sovereign Bonds	$	– 0	–	Qualitative Assessment		$0.00

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 101

NOTES TO FINANCIAL STATEMENTS (continued)

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Discount Rate, Expected Sale Price, Trade Price and Volatility in isolation would be expected to result in a significantly higher (lower) fair value measurement.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

102 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .90% of the Fund’s average weekly net assets. Such fee is accrued daily and paid monthly.

Pursuant to the administration agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser, provided, however, that the reimbursement may not exceed .15% annualized of average weekly net assets. For the six months ended September 30, 2022, the reimbursement for such services amounted to $49,305.

Under the terms of a Shareholder Inquiry Agency Agreement with AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly owned subsidiary of the Adviser, the Fund reimburses ABIS for costs relating to servicing phone inquiries on behalf of the Fund. During the six months ended September 30, 2022, there was no such reimbursement paid to ABIS.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 103

NOTES TO FINANCIAL STATEMENTS (continued)

in a net advisory fee of .10%) until August 31, 2023. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended September 30, 2022, such waiver amounted to $4,184.

A summary of the Fund’s transactions in AB mutual funds for the six months ended September 30, 2022 is as follows:

Fund	Market Value 3/31/22 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/22 (000)	Dividend Income (000)
Government Money Market Portfolio	$7,990	$143,957	$143,538	$8,409	$49

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended September 30, 2022, were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$187,663,909	$181,847,747
U.S. government securities	14,672,564	22,296,298

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$10,403,818
Gross unrealized depreciation	(223,232,870)

Net unrealized depreciation	$(212,829,052)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates

104 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended September 30, 2022, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/ counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 105

NOTES TO FINANCIAL STATEMENTS (continued)

realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended September 30, 2022, the Fund held futures for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Fund may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option. The Fund’s maximum payment for written put options equates to the number of shares multiplied by the strike price. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from

106 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of a written option by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

The Fund may also invest in options on swap agreements, also called “swaptions”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium”. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. The Fund’s maximum payment for written put swaptions equates to the notional amount of the underlying swap. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract.

During the six months ended September 30, 2022, the Fund held written options for hedging and non-hedging purposes.

During the six months ended September 30, 2022, the Fund held written swaptions for hedging purposes.

•	Swaps

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures including by making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 107

NOTES TO FINANCIAL STATEMENTS (continued)

underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/ depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the

108 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended September 30, 2022, the Fund held interest rate swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”)

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 109

NOTES TO FINANCIAL STATEMENTS (continued)

on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligation with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended September 30, 2022, the Fund held credit default swaps for hedging purposes.

110 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Total Return Swaps:

The Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

During the six months ended September 30, 2022, the Fund held total return swaps for hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 111

NOTES TO FINANCIAL STATEMENTS (continued)

During the six months ended September 30, 2022, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts				Receivable/Payable for variation margin on futures	$5,351,110	*

Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$5,326	*

Interest rate contracts				Written Swaptions, at value	20,160

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	648,394		Unrealized depreciation on forward currency exchange contracts	1,179,493

Credit contracts				Receivable/Payable for variation margin on centrally cleared swaps	542,973	*

Credit contracts	Market value of credit default swaps	21,175		Market value of credit default swaps	17,936,727

Credit contracts				Unrealized depreciation on total return swaps	614,185

Total		$674,895			$25,644,648

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/depreciation on futures and centrally cleared swaps as reported in the portfolio of investments.

112 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/ depreciation on swaps	$3,829	$2,541

Interest rate contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation/ depreciation on futures	(7,104,653)	(3,787,477)

Interest rate contracts	Net realized gain/(loss) on written swaptions; Net change in unrealized appreciation/depreciation on written swaptions	(64,274)	(4,056)

Foreign currency contracts	Net realized gain/(loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciation on forward currency exchange contracts	9,605,134	(2,127,263)

Foreign currency contracts	Net realized gain/(loss) on written options; Net change in unrealized appreciation/depreciation on written options	217	(7)

Credit Contracts	Net realized gain/(loss) on written swaptions; Net change in unrealized appreciation/depreciation on written swaptions	694,090	– 0	–

Credit Contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/ depreciation on swaps	(8,459,940)	284,071

Total		$(5,325,597)	$(5,632,191)

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 113

NOTES TO FINANCIAL STATEMENTS (continued)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended September 30, 2022:

Centrally Cleared Credit Default Swaps:
Average notional amount of sale contracts	$214,148,576

Centrally Cleared Interest Rate Swaps
Average notional amount	$96,143

Credit Default Swaps:
Average notional amount of sale contracts	$64,754,280

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$6,939,480
Average principal amount of sale contracts	$63,083,679

Futures:
Average notional amount of buy contracts	$126,180,191
Average notional amount of sale contracts	$18,933,852	(a)

Total Return Swaps:
Average notional amount	$11,399,305

Written Options:
Average notional amount	$100,393	(a)

Written Swaptions:
Average notional amount	$20,111,286

(a)	Positions were open for less than one month during the reporting period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of September 30, 2022. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

114 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Bank of America, NA	$18,965	$(18,965)	$	– 0	–	$	– 0	–	$	– 0	–
Barclays Bank PLC	3,839	(1,691)		– 0	–		– 0	–		2,148
BNP Paribas SA	9,661	(4,395)		– 0	–		– 0	–		5,266
Brown Brothers Harriman & Co.	55,882	(51,516)		– 0	–		– 0	–		4,366
Citibank, NA/Citigroup Global Markets, Inc.	1,248	(1,248)		– 0	–		– 0	–		– 0	–
Goldman Sachs Bank USA/Goldman Sachs International	21,236	(21,236)		– 0	–		– 0	–		– 0	–
HSBC Bank USA	49	(49)		– 0	–		– 0	–		– 0	–
JPMorgan Chase Bank, NA/JPMorgan Securities, LLC	6,086	(6,086)		– 0	–		– 0	–		– 0	–
Morgan Stanley Capital Services LLC/Morgan Stanley & Co. International PLC	157,186	(157,186)		– 0	–		– 0	–		– 0	–
Royal Bank of Scotland PLC	394,373	(1,383)		– 0	–		– 0	–		392,990
Standard Chartered Bank	1,044	(1,044)		– 0	–		– 0	–		– 0	–

Total	$669,569	$(264,799)	$	– 0	–	$	– 0	–		$404,770	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*	Security Collateral Pledged*	Net Amount of Derivative Liabilities
Bank of America, NA	$1,104,399	$(18,965)	$	– 0	–	$	– 0	–	$1,085,434
Barclays Bank PLC	1,691	(1,691)	– 0	–	– 0	–	– 0	–
BNP Paribas SA	4,395	(4,395)	– 0	–	– 0	–	– 0	–
Brown Brothers Harriman & Co.	51,516	(51,516)	– 0	–	– 0	–	– 0	–
Citibank, NA/Citigroup Global Markets, Inc.	171,688	(1,248)	– 0	–	(170,440)	– 0	–
Credit Suisse International	1,520,417	– 0	–	– 0	–	(1,520,417)	– 0	–
Deutsche Bank AG	100,116	– 0	–	– 0	–	– 0	–	100,116
Goldman Sachs Bank USA/Goldman Sachs International	12,287,450	(21,236)	(6,350,000)	(5,916,214)	– 0	–
HSBC Bank USA	932	(49)	– 0	–	– 0	–	883
JPMorgan Chase Bank, NA/JPMorgan Securities, LLC	2,967,000	(6,086)	– 0	–	(2,960,914)	– 0	–
Morgan Stanley Capital Services LLC/Morgan Stanley & Co. International PLC	1,535,939	(157,186)	(120,000)	(1,258,753)	– 0	–
Royal Bank of Scotland PLC	1,383	(1,383)	– 0	–	– 0	–	– 0	–
Standard Chartered Bank	3,639	(1,044)	– 0	–	– 0	–	2,595

Total	$19,750,565	$(264,799)	$(6,470,000)	$(11,826,738)	$1,189,028	^

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 115

NOTES TO FINANCIAL STATEMENTS (continued)

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

^

Net amount represents the net receivable/(payable) that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

See Note C.3 for additional disclosure of netting arrangements regarding reverse repurchase agreements.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. Reverse Repurchase Agreements

The Fund may enter into reverse repurchase transactions (“RVP”) in accordance with the terms of a Master Repurchase Agreement (“MRA”), under which the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value comparable to the repurchase price. Under the MRA and other Master Agreements, the Fund is permitted to offset payables and/or receivables with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund in the event of a default. In the event of a default by a MRA counterparty, the Fund may be considered an unsecured creditor with respect to any excess collateral (collateral with a market value in excess of the repurchase price) held by and/or posted to the counterparty, and as such the return of such excess collateral may be delayed or denied. For the six months ended September 30, 2022, the average amount of reverse repurchase agreements outstanding was $12,626,373 and the daily weighted average interest rate was 0.01%. At September 30, 2022, the Fund had reverse repurchase agreements outstanding in the amount of $29,150,425 as reported in the statement of assets and liabilities.

116 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The following table presents the Fund’s RVP liabilities by counterparty net of the related collateral pledged by the Fund as of September 30, 2022:

Counterparty	RVP Liabilities Subject to a MRA	Securities Collateral Pledged†*	Net Amount of RVP Liabilities
Barclays Capital, Inc	$22,753,379	$(22,555,188)	$198,191
Credit Suisse Securities (USA)	6,397,046	(6,397,046)	– 0	–

	$29,150,425	$(28,952,234)	$198,191

†	Including accrued interest.

*	The actual collateral pledged may be more than the amount reported due to overcollateralization.

NOTE D

Capital Stock

During the six months ended September 30, 2022 and the year ended March 31, 2022, the Fund issued no shares in connection with the Fund’s dividend reinvestment plan.

NOTE E

Risks Involved in Investing in the Fund

Market Risk—The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Global economies and financial markets are increasingly interconnected, which increases the probabilities that conditions in one country or region might adversely impact issuers in a different country or region. Conditions affecting the general economy, including political, social, or economic instability at the local, regional, or global level may also affect the market value of a security. Health crises, such as pandemic and epidemic diseases, as well as other incidents that interrupt the expected course of events, such as natural disasters, including fires, earthquakes and flooding, war or civil disturbance, acts of terrorism, power outages and other unforeseeable and external events, and the public response to or fear of such diseases or events, have had, and may in the future have, an adverse effect on the Fund’s investments and net asset value and can lead to increased market volatility. For example, the diseases or events themselves or any preventative or protective actions that governments may take in respect of such diseases or events may result in periods of business disruption, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the Fund’s portfolio companies. The occurrence and pendency of such diseases or events could adversely affect the economies and financial markets either in specific countries or worldwide.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 117

NOTES TO FINANCIAL STATEMENTS (continued)

of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to greater risk of rising interest rates than would normally be the case due to the end of a recent period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment-Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Foreign (Non-US) Risk—Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk—Investments in emerging-market countries may have more risk because the markets are less developed and less liquid

118 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

and are subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Leverage Risk—As a result of the Fund’s use of leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

Derivatives Risk—Investments in derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument, which could cause the Fund to suffer a (potentially unlimited) loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Mortgage-Related and/or Other Asset-Backed Securities Risk—The Fund may invest in mortgage-backed and/or other asset-backed securities, including securities backed by mortgages and assets with an international or emerging-markets origination and securities backed by non-performing loans at the time of investment. Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that, in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by nongovernmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 119

NOTES TO FINANCIAL STATEMENTS (continued)

LIBOR Transition and Associated Risk—A Fund may be exposed to debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In 2017, the United Kingdom Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. The FCA and LIBOR’s administrator, ICE Benchmark Administration, have since announced that most LIBOR settings (which reflect LIBOR rates quoted in different currencies over various time periods) will no longer be published after the end of 2021 but that the most widely used U.S. Dollar LIBOR settings will continue to be published until June 30, 2023. However, banks were strongly encouraged to cease entering into agreements with counterparties referencing LIBOR by the end of 2021. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. Since 2018 the Federal Reserve Bank of New York has published the secured overnight funding rate (referred to as SOFR), which is intended to replace U.S. Dollar LIBOR. SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market and has been used increasingly on a voluntary basis in new instruments and transactions. In addition, on March 15, 2022, the Adjustable Interest Rate Act was signed into law. This law provides a statutory fallback mechanism to replace LIBOR with a benchmark rate that is selected by the Federal Reserve Board and based on SOFR for certain contracts that reference LIBOR without adequate fallback provisions.

The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Fund’s performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting a Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known.

120 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE F

Distributions to Shareholders

The tax character of distributions paid for the year ending March 31, 2023 will be determined at the end of the current fiscal year.

The tax character of distributions paid during the fiscal years ended March 31, 2022 and March 31, 2021 were as follows:

	2022	2021
Distributions paid from:
Ordinary income	$67,035,667	$59,292,215

Total taxable distributions paid	$67,035,667	$59,292,215
Return of Capital	740,859	8,484,311

Total distributions paid	$67,776,526	$67,776,526

As of March 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(46,638,404	)(a)
Unrealized appreciation/(depreciation)	(63,200,493	)(b)

Total accumulated earnings/(deficit)	$(109,838,897	)(c)

(a)

As of March 31, 2022, the Fund had a net capital loss carryforward of $46,550,912. During the fiscal year, the Fund utilized $7,266,342 of capital loss carry forwards to offset current year net realized gains. As of March 31, 2022, the cumulative deferred loss on straddles was $87,492.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of passive foreign investment companies (PFICs), the tax treatment of hyper-inflationary currency contracts, the tax treatment of Grantor Trusts, the tax treatment of swaps, the tax deferral of losses on wash sales, the tax treatment of partnership investments, and the tax treatment of callable bonds.

(c)

The differences between book-basis and tax-basis components of accumulated earnings/(deficit) are attributable primarily to the accrual of foreign capital gains tax and the tax treatment of defaulted securities.

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 121

NOTES TO FINANCIAL STATEMENTS (continued)

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of March 31, 2022, the Fund had a net short-term capital loss carryforward of $13,286,983 and a net long-term capital loss carryforward of $33,263,929, which may be carried forward for an indefinite period.

NOTE G

Recent Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2020-04, “Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” ASU 2020-04 provides optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates. ASU 2020-04 is effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

NOTE H

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

122 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31,
2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 12.02	$ 12.78	$ 10.74	$ 12.95	$ 13.56	$ 13.87

Income From Investment Operations

Net investment income(a)	.33	.61	.59	.67	.75	.83

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.84)	(.58)	2.24	(2.09)	(.52)	(.30)

Contributions from Affiliates	– 0	–	– 0	–	.00	(b)	.00	(b)	.00	(b)	– 0	–

Net increase (decrease) in net asset value from operations	(1.51)	.03	2.83	(1.42)	.23	.53

Less: Dividends and Distributions

Dividends from net investment income	(.39)	(.78)	(.69)	(.75)	(.75)	(.83)

Return of capital	– 0	–	(.01)	(.10)	(.04)	(.09)	(.01)

Total dividends and distributions	(.39)	(.79)	(.79)	(.79)	(.84)	(.84)

Net asset value, end of period	$ 10.12	$ 12.02	$ 12.78	$ 10.74	$ 12.95	$ 13.56

Market value, end of period	$ 8.88	$ 11.18	$ 11.85	$ 9.26	$ 11.59	$ 11.89

(Discount), end of period	(12.25)%	(6.99)%	(7.28)%	(13.78)%	(10.50)%	(12.32)%

Total Return

Total investment return based on:(c)

Market value	(17.40)%	.79%	37.57%	(14.43)%	4.91%	.95%

Net asset value	(12.52	)%^	.48	%^	27.92%	(11.18)%	2.78%	4.42%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$872,214	$1,036,686	$1,102,273	$926,184	$1,116,970	$1,169,161

Ratio to average net assets of:

Expenses, net of waivers/reimbursement(d)(e)†	1.03	%(f)	1.00%	1.02%	1.00%	1.04%	1.05%

Expenses, before waivers/reimbursements(d)(e)†	1.03	%(f)	1.00%	1.02%	1.01%	1.05%	1.05%

Net investment income	5.92	%(f)	4.77%	4.88%	5.16%	5.72%	5.99%

Portfolio turnover rate	21%	40%	51%	32%	40%	34%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.00	%(f)	.00%	.00%	.01%	.01%	.00%

See footnote summary on page 124.

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 123

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Amount is less than $0.005.

(c)

Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Dividend Reinvestment Plan. Generally, Total investment return based on net asset value will be higher than total investment return based on market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods. Total investment return calculated for a period of less than one year is not annualized.

(d)	The expense ratios presented below exclude interest expense:

	Six Months Ended September 30, 2022 (unaudited)(f)	Year Ended March 31,
		2022	2021	2020	2019	2018

Net of waivers/reimbursements	1.01%	.99%	1.02%	.99%	.99%	.99%
Before waivers/reimbursements	1.01%	.99%	1.02%	1.00%	1.00%	.99%

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses but bears proportionate shares of the acquired fund fees and expenses (i.e. operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the years ended March 31, 2020 and March 31, 2019, such waiver amounted to 0.01% and 0.01%, respectively.

(f)	Annualized.

^

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

See	notes to financial statements.

124 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

ADDITIONAL INFORMATION

(unaudited)

AllianceBernstein Global High Income Fund

Shareholders whose shares are registered in their own names will automatically be participants in the Dividend Reinvestment Plan (the “Plan”), pursuant to which distributions to shareholders will be paid in or reinvested in additional shares of the Fund, unless they elect to receive cash. Computershare Trust Company N.A. (the “Agent”) will act as agent for participants under the Plan. Shareholders whose shares are held in the name of a broker or nominee should contact such broker or nominee to determine whether or how they may participate in the Plan.

If the Board declares a distribution payable either in shares or in cash, as holders of the Common Stock may have elected, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares of Common Stock of the Fund valued as follows:

(i)

If the shares of Common Stock are trading at net asset value or at a premium above net asset value at the time of valuation, the Fund will issue new shares at the greater of net asset value or 95% of the then current market price.

(ii)

If the shares of Common Stock are trading at a discount from net asset value at the time of valuation, the Agent will receive the distribution in cash and apply it to the purchase of the Fund’s shares of Common Stock in the open market on the New York Stock Exchange or elsewhere, for the participants’ accounts. Such purchases will be made on or shortly after the payment date for such distribution and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with Federal securities laws. If, before the Agent has completed its purchases, the market price exceeds the net asset value of a share of Common Stock, the average purchase price per share paid by the Agent may exceed the net asset value of the Fund’s shares of Common Stock, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund.

The Agent will maintain all shareholders’ accounts in the Plan and furnish written confirmation of all transactions in the account, including information needed by shareholders for tax records. Shares in the account of each Plan participant will be held by the Agent in non-certificate form in the name of the participant, and each shareholder’s proxy will include those shares purchased or received pursuant to the Plan.

There will be no charges with respect to shares issued directly by the Fund to satisfy the dividend reinvestment requirements. However, each participant

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 125

ADDITIONAL INFORMATION (continued)

will pay a pro rata share of brokerage commissions incurred with respect to the Agent’s open market purchases of shares.

The automatic reinvestment of distributions will not relieve participants of any income taxes that may be payable (or required to be withheld) on distributions.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to participants in the Plan at least 90 days before the record date for such dividend or distribution. The Plan may also be amended or terminated by the Agent on at least 90 days written notice to participants in the Plan. All correspondence concerning the Plan should be directed to the Agent at Computershare Trust Company N.A., P.O. Box 30170 College Point, TX 77842-3170.

126 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman Jorge A. Bermudez(1) Michael J. Downey(1) Onur Erzan, President and Chief Executive Officer	Nancy P. Jacklin(1) Jeanette W. Loeb(1) Carol C. McMullen(1) Garry L. Moody(1)

OFFICERS

Christian DiClementi(2), Vice President Gershon M. Distenfeld(2), Vice President Fahd Malik(2), Vice President Matthew S. Sheridan(2), Vice President William Smith(2), Vice President	Emilie D. Wrapp, Secretary Michael B. Reyes, Senior Vice President Joseph J. Mantineo, Treasurer and Chief Financial Officer Stephen M. Woetzel, Controller Vincent S. Noto, Chief Compliance Officer

Administrator

AllianceBernstein, L.P.

501 Commerce Street

Nashville, TN 37203

Custodian and Accounting Agent

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Dividend Paying Agent,

Transfer Agent and Registrar

Computershare Trust Company, N.A.

P.O. Box 505000

Louisville, KY 40233

Independent Registered Public Accounting Firm Ernst & Young LLP One Manhattan West New York, NY 10001 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s Global High Income Investment Team. While all members of the team work jointly to determine the majority of the investment strategy including stock selection for the Fund, Messrs. DiClementi, Distenfeld, Malik, Sheridan and Smith, members of the Global High Income Investment Team, are primarily responsible for the day-to-day management of the Fund’s portfolio.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase from time to time at market prices shares of its Common Stock in the open market.

This report, including the financial statements herein, is transmitted to the shareholders of AllianceBernstein Global High Income Fund for their information. The financial information included herein is taken from the records of the Fund. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Annual Certifications—As required, on April 7, 2022, the Fund submitted to the New York Stock Exchange (“NYSE”) the annual certification of the Fund’s Chief Executive Officer certifying that he is not aware of any violation of the NYSE’s Corporate Governance listing standards. The Fund also has included the certifications of the Fund’s Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act of 2002 as exhibits to the Fund’s Form N-CSR filed with the Securities and Exchange Commission for the reporting period.

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 127

Information Regarding the Review and Approval of the Fund’s Advisory and Administration Agreements

The disinterested directors (the “directors”) of AllianceBernstein Global High Income Fund, Inc. (the “Fund”) unanimously approved the continuance of the Fund’s Advisory Agreement with the Adviser and the continuance of the Fund’s Administration Agreement with the Adviser (in such capacity, the “Administrator”) at a meeting held by video conference on November 2-4, 2021 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement and the Administration Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement and Administration Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the Administrator to provide administrative services to the Fund and the overall arrangements (i) between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee and (ii) between the Fund and the Administrator, as provided in the Administration Agreement, including the administration fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors

128 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement and by the Administrator under the Administration Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund and the resources the Administrator has devoted to providing services to the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors noted that the Adviser receives reimbursements for certain clerical, accounting, administrative and other services provided to the Fund by the Adviser pursuant to the Administration Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement and the Administration Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser (including in its capacity as Administrator) for calendar years 2019 and 2020 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiary that provides shareholder services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 129

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to shareholder servicing fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the Fund’s performance against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing the Fund’s performance against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2021. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the management fee rate payable by the Fund (the combined advisory fee payable to the Adviser and administration fee payable to the Administrator) and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. They compared the combined advisory and administration fees payable by the Fund to the advisory fees of other funds where there is no separate administrator. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual total management fee rate (the combined advisory fee payable to the Adviser plus the administration fee payable to the Administrator) with a peer group median. The directors noted that the total management fee rate was expressed as a percentage of net assets and would have been lower if expressed as a percentage of average total assets (i.e., net assets plus assets supported by leverage).

The directors also compared the Fund’s contractual advisory fee rate with the fee rate charged by the Adviser for advising an open-end high income fund that also invested globally, and noted historical differences in their fee structures.

130 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

The Adviser informed the directors that there were no institutional products managed by the Adviser that utilize investment strategies similar to those of the Fund.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Fund in comparison to a peer group selected by the 15(c) service provider. The expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The advisory fee schedule for the Fund does not contain breakpoints that reduce the fee rates on assets above specified levels. The directors considered that the Fund is a closed-end fixed-income fund and was not expected to have meaningful asset growth (absent a rights offering or an acquisition). In such circumstances, the directors did not view the potential for realization of economies of scale as the Fund’s assets grow to be a material factor in their deliberations. They noted that, if the Fund’s net assets were to increase materially, they would review whether potential economies of scale were being realized.

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 131

This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

Select US Equity Portfolio

Sustainable US Thematic Portfolio

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

CORE

Global Core Equity Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Sustainable International Thematic Fund

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

GROWTH

Concentrated International Growth Portfolio

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Income Fund

Intermediate Duration Portfolio

Limited Duration High Income Portfolio

Short Duration Income Portfolio

Short Duration Portfolio

Sustainable Thematic Credit Portfolio

Total Return Bond Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Sustainable Thematic Balanced Portfolio1

Tax-Managed All Market Income Portfolio

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

EXCHANGE-TRADED FUNDS

Tax-Aware Short Duration Municipal ETF

Ultra Short Income ETF

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to December 1, 2021, Sustainable Thematic Balanced Portfolio was named Conservative Wealth Strategy.

132 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

Privacy Notice

AllianceBernstein and its affiliates (collectively referred to as “AllianceBernstein”, “we”, “our”, and similar pronouns) understand the importance of maintaining the confidentiality and security of our clients’ nonpublic personal information. Nonpublic personal information is personally identifiable financial information about our clients who are natural persons. To provide financial products and services to our clients, we collect nonpublic personal information from a variety of sources, including: (1) information we receive from clients, such as through applications or other forms, which can include a client’s name, address, phone number, social security number, assets, income and other household information, (2) information about client transactions with us, our affiliates and non-affiliated third parties, which can include account balances and transactions history, and (3) information from visitors to our websites provided through online forms, site visitorship data and online information-collecting devices known as “cookies.”

We may disclose all of the nonpublic personal information that we collect about our current and former clients, as described above, to non-affiliated third parties to manage our business and as otherwise required or permitted by law, including those that perform transaction processing or servicing functions, marketing services providers that provide marketing services on our behalf pursuant to a joint marketing agreement, and professional services firms that provide knowledge-based services such as accountants, consultants, lawyers and auditors to help manage client accounts. We require all the third-party providers to adhere to our privacy policy or a functional equivalent.

We may also disclose the nonpublic personal information that we collect about current and former clients, as described above, to our affiliated investment, brokerage, service and insurance companies for the purpose of marketing their products or services to clients under circumstances that are permitted by law, such as if our affiliate has its own relationship with you. We have policies and procedures to ensure that certain conditions are met before an AllianceBernstein affiliated company may use information obtained from another affiliate to solicit clients for marketing purposes.

We will also use nonpublic personal information about our clients for our own internal analysis, analytics, research and development, and to improve and add to our client offerings.

We have policies and procedures designed to safeguard the confidentiality and security of nonpublic personal information about our clients that include restricting access to nonpublic personal information to personnel that have been screened and undergone security and privacy training; to personnel who need it to perform their work functions such as our operations, customer service, account management, finance, quality, vendor management and compliance teams as required to provide services, communicate with you and fulfill our legal obligations.

We employ reasonably designed physical, electronic and procedural safeguards to secure and protect client nonpublic personal information.

If you are in the European Economic Area (“EEA”) or Switzerland, we will comply with applicable legal requirements providing adequate protection for the transfer of personal information to recipients in countries outside of the EEA and Switzerland.

For more information, our Privacy Policy statement can be viewed here: https://www.alliancebernstein.com/abcom/Privacy_Terms/PrivacyPolicy.htm.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

GHI-0152-0922

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 12(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody, Marshall C. Turner, Jr. and Jorge A. Bermudez qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The registrant did not engage in securities lending during its most recent fiscal year.

ITEM 13. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global High Income Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date: November 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date: November 25, 2022

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: November 25, 2022